ORCHARD SERIES FUND
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111


TO THE SHAREHOLDERS OF ORCHARD SERIES FUND:

A synchronized global economic slowdown is the theme of 2001. The U.S. economy is currently in recession, as are economies around the world including Japan, Germany, Mexico, Malaysia, Singapore, and Taiwan. Argentina is in the midst of a financial crisis. Policy makers, both domestically and internationally, have been cutting short-term rates through 2001 as growth has slowed or contracted.

An upturn in U.S. economic growth is expected early in 2002; foreign economies are expected to lag a U.S. economic turnaround by at least one quarter. Domestically, the economy has slowed from a real growth rate of 4.1% in 2000, to an expected real growth rate of 1.0% in 2001. Inventories were a significant drag on growth this year. Capital spending declined sharply, consumer spending was softer and the savings rate jumped.

Industrial production, both tech and ex-tech, was down significantly and manufacturing capacity utilization is currently below 75%. After-tax corporate earnings declined 6.8% in the 1st quarter and 13.1% in the 2nd quarter. A further decline of 21% was reported in the 3rd quarter based on 75% of companies reporting. Some experts expect a 15% decline in after-tax earnings year-over-year at December 31, 2001.

The Federal Reserve Board has cut short-term rates eleven times since the beginning of the year - from 6.50% to the current rate of 1.75%. Ultimately, very aggressive monetary and fiscal stimulus (tax cuts and spending increases:
$70 - $100 billion for business and consumers by year-end) will provide support for the economy.

The September 11, 2001 terrorist attacks precipitated a flight to quality into the U.S. Treasury market and a further slowing of the economy. Already fragile consumer confidence, business and investor confidence, dropped sharply and spending contracted in September. More recently however, confidence has stabilized and spending has resumed, though at a slower rate of growth. Manufacturing is showing incipient signs of recovery for the first time in over a year, and the service sector rebounded last month after its worst month on record in October. Inflation continues to ease at the producer and consumer levels, and wage growth is likely to slow significantly in 2002. Recent economic data flows suggest Q4 2001 may be weaker than initially thought, however a rebound in Q1 2002 is expected. The recovery will be an inventory led recovery.

The equity markets have rallied since the third week in September, though are still down on a year-to-date basis. Interest rates across the curve bottomed in early November, and have been rising since then. It is likely that yields will decline again as inflation slows further in the first part of the recovery, and then resume their upward bias.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principals include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying and developing an overall strategy and sticking to it. Are you investing for aggressive growth, long-term growth, growth and income, or current income? How much relative risk are you willing to accept in exchange for the potential to achieve those objectives?

The longer your investment time frame, or horizon, the less likely it is that you will be affected by short-term market volatility. For medium horizons, short-term volatility may have more of an impact on your investments. If your investment horizon is short, you may wish to consider primarily those investment options that seek income and maintain a relatively stable share value.

No matter what your objectives, risk tolerance or investment horizon, it makes sense to diversify your holdings. While investing in a diversified mutual fund spreads your risk over several or many companies and usually over several industries, you may wish to diversify further. By investing in funds that hold securities of different types or in various sizes of companies, you may be able to reduce the risk that one particular segment of the U.S. market doing poorly could significantly harm your portfolio in the long term. You may also wish to diversify your portfolio across multiple geographic markets, such as the U.S., Europe and/or the Pacific.

If you have questions, please call us at (800) 338-4015, so that we may provide you with information that can be useful to you in making investment decisions.

Orchard Series Fund offers six funds. A review of these funds, including their independently audited financial statements and financial highlights for the fiscal year, is provided with this annual report.



The investment adviser for Orchard Series Fund is GW Capital Management, LLC.

This report and the financial statements contained herein are submitted for the general information of the shareholders of Orchard Series Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

For more information on Orchard Series Fund, including charges and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

                          ORCHARD S&P 500 INDEX(R) FUND


The S&P 500 Index(R) had a total return of -24.90% for the year ending October 31, 2001. The companies that make up the index were negatively affected by the slowing U.S. economy. Even many large, well-known corporations performed poorly during the period. General Electric stock fell 32.59% for the one-year period. Microsoft stock dropped 15.57% over the same period. Some consumer-oriented companies did manage to do well, such as Wal-Mart Stores, whose stock gained 13.92%.

Many investors will be watching to see if the Fed's interest rate cuts will restore growth to the economy. During 2001, the Fed cut interest rates nine times, to their lowest level since 1962.


                          ORCHARD S&P 500 INDEX(R) FUND
                              Line Graph Comparison

          Orchard S&P 500 Index(R)Fund                          S&P 500 Index(R)
          ---------------------   -----                            -------------
                02/97 - $10,000                                  02/97 - $10,000
                10/97 - $11,738                                  10/97 - $11,794
                10/98 - $14,224                                  10/98 - $14,388
                10/99 - $17,769                                  10/99 - $18,081
                10/00 - $18,732                                  10/00 - $19,182
                10/01 - $13,991                                  10/01 - $14,408

Orchard S&P 500 Index(R)Fund Total Return -  One Year:            -25.31%
                                             Since Inception:     7.33%


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard S&P 500 Index(R) Fund, made at its inception, with the performance of the S&P 500 Index(R). Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                             ORCHARD INDEX 600 FUND


The S&P 600 Index had a total return of -6.44% for the year ending October 31, 2001. The environment was not a positive one for many of the small-cap companies which make up the Index. Some of the top companies in the Index did manage strong results over the period. The stock of Smithfield Food Inc. stock rose 46.75% for the year ending October 31, 2001. AdvancePCS stock gained 24.34% over the same period. Commerce Bancorp Inc. stock rose 22.57%. However, because each stock only makes up a small portion of the Index, poor performing stocks wiped away these gains.

Many investors are looking for signs of an improving economy, which may help smaller companies to return to stronger growth rates.


                             ORCHARD INDEX 600 FUND
                              Line Graph Comparison

             Orchard Index 600 Fund                               S&P 600 Index
             ----------------------                               -------------
                02/97 - $10,000                                  02/97 - $10,000
                10/97 - $12,146                                  10/97 - $12,198
                10/98 - $10,766                                  10/98 - $10,848
                10/99 - $12,002                                  10/99 - $12,152
                10/00 - $14,852                                  10/00 - $15,222
                10/01 - $13,803                                  10/01 - $14,243

Orchard Index 600 Total Return -    One Year:  -7.06%
                                    Since Inception: 7.02%


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard Index 600 Fund, made at its inception, with the performance of the S&P 600 Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                            ORCHARD DJIASM INDEX FUND


The DJIASM Index had a total return of -17.28% for the year ending October 31, 2001. It was a difficult year for many investors as economic conditions continued to worsen. Even interest rate cuts by the Fed were unable to restore economic growth during the period. Some companies in the DJIASM Index did have positive results. IBM stock gained 10.26% for the year ending October 31, 2001. Minnesota Mining and Manufacturing stock rose 10.39% over the same period. However, Merck stock fell 27.74%, and many other companies in the Index struggled as well.

As with other market watchers, many DJIASM Index investors may be waiting to see if the U.S. economy rebounds in the coming months.


                            ORCHARD DJIASM INDEX FUND
                              Line Graph Comparison

           Orchard DJIASM Index Fund                               DJIASM Index
           ------------  -----------                               ----  ------
                 8/00 - $10,000                                   8/00 - $10,000
                 10/00 - $9,813                                   10/00 - $9,824
                 10/01 - $8,184                                   10/01 - $8,258

Orchard DJIASM Index Total Return - One Year:  -16.60%
                                    Since Inception:  -14.82%


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard DJIASM Index Fund, made at its inception, with the performance of the Dow Jones Industrial Average. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                        ORCHARD NASDAQ-100 INDEX(R) FUND


The total return for the Nasdaq-100 Index(R) was -58.42% for the year ending October 31, 2001. A wide array of companies in the technology-heavy Nasdaq-100 Index(R) struggled during the period. The poor economic conditions negatively affected software companies, computer chip manufacturers, and telecommunications firms. Cisco Systems stock fell 68.59% over the year ending October 31, 2001. Oracle Corp. shares lost 58.91% for the same period, and Microsoft stock declined 15.57%. None of the top five companies in the Index managed a positive return over the period.

Going forward, many investors are seeking indications that technology companies will return to the strong revenue growth rates that they enjoyed over the past several years.

                        ORCHARD NASDAQ-100 INDEX(R) FUND
                              Line Graph Comparison

         Orchard NASDAQ-100 Index(R)Fund                     NASDAQ-100 Index(R)
         ------------------------   ----                         ---------------
                 8/00 - $10,000                                   8/00 - $10,000
                 10/00 - $8,364                                   10/00 - $8,350
                 10/01 - $3,505                                   10/01 - $3,474

Orchard NASDAQ-100 Index(R)Total Return -    One Year:            -58.09%
                                             Since Inception:     -56.77%


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard NASDAQ-100 Index(R) Fund, made at its inception, with the performance of the NASDAQ-100 Index(R). Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                        ORCHARD VALUE CLASS A INDEX FUND


The Orchard Value Fund outperformed the benchmark Russell 1000 Value Index and substantially outperformed the S&P 500 Index(R). The Orchard Value Fund returned -10.81% for the fiscal year ending October 31, 2001 versus -11.86% for the Russell 1000 Value Index and -24.90% for the S&P 500 Index(R). The Fund has significantly outperformed the S&P 500 Index(R) due to its relative underweight position in technology and overweight in basic materials.

For the third calendar quarter, the Orchard Value Fund outperformed the index due to our relative overweight position in the healthcare sector and or relative underweight in the consumer cyclicals and capital goods sectors. The Orchard Value Fund significantly outperformed the S&P 500 Index(R) due to our relative overweight position in telephones and underweight position in capital goods and technology sectors.

During the recent market decline (since September 11, 2001) we have upgraded the portfolio by buying high quality names which became cheap and selling lower quality names. We bought General Electric, JP Morgan, Kimberly Clark, and Morgan Stanley Dean Witter and sold Halliburton, Suntrust Banks, and Verizon.

As evidence by our relative performance, our deep value approach was greatly rewarded as the market continued to rotate out of overvalued technology and telecommunications stocks.


                        ORCHARD VALUE CLASS A INDEX FUND
                              Line Graph Comparison

  Orchard Value Fund Class A              S&P 500 Index(R)           Russell 1000 Value Index
  ---------------------------             -------------              ------------------------
             Shares
             ------
        03/98 - $10,000                  03/98 - $10,000                 03/98 - $10,000
         10/98 - $9,042                  10/98 - $10,591                 10/98 - $10,154
         10/99 - $9,629                  10/99 - $13,309                 10/99 - $11,832
        10/00 - $10,377                  10/00 - $14,120                 10/00 - $12,485
         10/01 - $9,255                  10/01 - $10,606                 10/01 - $11,004

Orchard Value Class A Total Return -        One Year:  -10.81%
                                            Since Inception:  -2.09%


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Orchard Value Class A Fund, made at its inception, with the performance of the S&P 500 Index(R) and Russell 1000 Value Index. Results include the reinvestment of all dividends and capital gains distributions. Portfolio inception: 3/2/98. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Orchard Series Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Orchard DJIASM Fund, Orchard Index 600 Fund, Orchard Money Market Fund, Orchard Nasdaq-100(R) Fund, Orchard S&P 500(R) Index Fund, and Orchard Value Fund of the Orchard Series Fund (the "Series") as of October 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two periods then ended, and the financial highlights for the period from February 3, 1997 through October 31, 2001. These financial statements and financial highlights are the responsibility of the Series management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Orchard DJIASM Fund, Orchard Index 600 Fund, Orchard Money Market Fund, Orchard Nasdaq-100(R) Fund, Orchard S&P 500(R) Index Fund, and Orchard Value Fund of the Orchard Series Fund as of October 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two periods then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.



/s/  Deloitte & Touche

November 30, 2001

                             THE ORCHARD SERIES FUND

                      Financial Statements and Financial Highlights for
                   the Periods Ended October 31, 2001 and 2000

THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

                                                                           ORCHARD              ORCHARD             ORCHARD
                                                                            DJIAsm INDEX       INDEX 600          MONEY MARKET
                                                                            FUND                 FUND                FUND
                                                                        --------------       --------------      --------------
                                                                        --------------       --------------      --------------
ASSETS:
     Investments in securities, market value  (1)                     $    11,182,320      $   147,623,815     $     6,333,699
     Cash                                                                     116,798                    0              12,748
     Dividends and interest receivable                                         10,217               49,641                   0
     Variation margin on futures contracts                                          0               45,561                   0
                                                                        --------------       --------------      --------------
                                                                        --------------       --------------      --------------

     Total assets                                                          11,309,335          147,719,017           6,346,447
                                                                        --------------       --------------      --------------
                                                                        --------------       --------------      --------------

LIABILITIES:
     Dividends payable                                                              0                    0                 395
     Due to investment adviser                                                  5,963               78,964               2,606
     Payable to custodian                                                                           18,375                   0
     Variation margin on futures contracts                                      1,200                                        0
                                                                        --------------       --------------      --------------
                                                                        --------------       --------------      --------------

     Total liabilities                                                          7,163               97,339               3,001
                                                                        --------------       --------------      --------------
                                                                        --------------       --------------      --------------

NET ASSETS                                                            $    11,302,172      $   147,621,678     $     6,343,446
                                                                        ==============       ==============      ==============
                                                                        ==============       ==============      ==============

NET ASSETS REPRESENTED BY:
     Capital stock, No par value                                      $    12,644,888      $   152,360,348     $     6,343,446
     Net unrealized depreciation on investments and futures contracts      (1,313,147)          (9,166,270)
     Undistributed net investment income                                       33,828               74,084
     Accumulated net realized gain (loss) on investments and futures          (63,397)           4,353,516
         contracts
                                                                        --------------       --------------      --------------
                                                                        --------------       --------------      --------------

NET ASSETS                                                            $    11,302,172      $   147,621,678     $     6,343,446
                                                                        ==============       ==============      ==============
                                                                        ==============       ==============      ==============

NET ASSET VALUE PER OUTSTANDING SHARE                                 $        8.1047      $       10.6179     $        1.0000
                                                                        ==============       ==============      ==============
                                                                        ==============       ==============      ==============
(Offering and Redemption Price)                                                0.0000               0.0000              0.0000

SHARES OF CAPITAL STOCK OUTSTANDING                                         1,394,523           13,903,129           6,343,446

(1)  Cost of investments in securities:                               $    12,482,067      $   156,908,346     $     6,333,699

See notes to financial statements.                                                                                  (Continued)


THE ORCHARD SERIES FUND

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

                                                                           ORCHARD             ORCHARD S&P           ORCHARD
                                                                          NASDAQ-100           500 INDEX(R)           VALUE
                                                                         INDEX(R) FUND            FUND                FUND
                                                                         ----------------------------------      --------------
                                                                         -------------       --------------      --------------
ASSETS:
     Investments in securities, market value  (1)                      $   12,760,991      $   518,907,088     $     2,318,362
     Cash                                                                   1,703,327                    0                   0
     Dividends and interest receivable                                            743              436,751               1,901
     Subscriptions receivable                                                     398                    0                   0
     Receivable for investments sold                                                0                    0              45,872
     Variation margin on futures contracts                                     37,020               10,690                   0
                                                                         -------------       --------------      --------------
                                                                         -------------       --------------      --------------

     Total assets                                                          14,502,479          519,354,529           2,366,135
                                                                         -------------       --------------      --------------
                                                                         -------------       --------------      --------------

LIABILITIES:
     Due to investment adviser                                                  7,174              285,224               2,525
     Payable to custodian                                                                           48,343              34,248
                                                                         -------------       --------------      --------------
                                                                         -------------       --------------      --------------

     Total liabilities                                                          7,174              333,567              36,773
                                                                         -------------       --------------      --------------
                                                                         -------------       --------------      --------------

NET ASSETS                                                             $   14,495,305      $   519,020,962     $     2,329,362
                                                                         =============       ==============      ==============
                                                                         =============       ==============      ==============

NET ASSETS REPRESENTED BY:
     Capital stock, No par value                                       $   21,477,184      $   518,457,040     $     2,660,537
     Net unrealized depreciation on investments and futures contracts      (6,035,949)            (578,521)           (238,077)
     Undistributed net investment income (loss)                                     0            1,430,622               6,287
     Accumulated net realized loss on investments and futures                (945,930)            (288,179)            (99,385)
         contracts
                                                                         -------------       --------------      --------------
                                                                         -------------       --------------      --------------

NET ASSETS                                                             $   14,495,305      $   519,020,962     $     2,329,362
                                                                         =============       ==============      ==============
                                                                         =============       ==============      ==============

NET ASSET VALUE PER OUTSTANDING SHARE                                  $       3.5056      $       11.8989     $        8.8269
                                                                         =============       ==============      ==============
                                                                         =============       ==============      ==============
(Offering and Redemption Price)                                                0.0000               0.0000              0.0000

SHARES OF CAPITAL STOCK OUTSTANDING                                         4,134,948           43,619,220             263,894

(1)  Cost of investments in securities:                                $   18,901,780      $   519,502,874     $     2,556,439

See notes to financial statements.                                                                                  (Concluded)

THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2001

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

                                                                             ORCHARD             ORCHARD            ORCHARD
                                                                              DJIAsm INDEX      INDEX 600         MONEY MARKET
                                                                               FUND               FUND               FUND
                                                                           -------------      --------------     --------------
                                                                           -------------      --------------     --------------

INVESTMENT INCOME:
    Interest                                                             $        4,677     $        63,432    $       257,414
    Dividends                                                                   108,160           1,206,994                  0
    Foreign withholding tax                                                           0                (618)                 0
                                                                           -------------      --------------     --------------
                                                                           -------------      --------------     --------------

    Total income                                                                112,837           1,269,808            257,414
                                                                           -------------      --------------     --------------
                                                                           -------------      --------------     --------------

EXPENSES:
    Audit fees                                                                                                           6,933
    Investment administration                                                                                          158,857
    Bank and custodial fees                                                                                              5,411
    Other expenses                                                                                                      49,969
    Management fees                                                              40,592             967,149             10,890
                                                                           -------------      --------------     --------------
                                                                           -------------      --------------     --------------

    Total expenses                                                               40,592             967,149            232,060
                                                                           -------------      --------------     --------------
                                                                           -------------      --------------     --------------

    Less amount reimbursed by investment adviser                                                                       207,014
                                                                           -------------      --------------     --------------
                                                                           -------------      --------------     --------------

    Net expenses                                                                 40,592             967,149             25,046
                                                                           -------------      --------------     --------------
                                                                           -------------      --------------     --------------

NET INVESTMENT INCOME                                                            72,245             302,659            232,368
                                                                           -------------      --------------     --------------
                                                                           -------------      --------------     --------------
                                                                                                                             0
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                                     (24,583)          6,722,752
    Net realized loss on futures contracts                                       (9,508)           (449,833)
    Change in net unrealized depreciation on investments                     (1,294,714)        (18,988,124)
    Change in net unrealized appreciation (depreciation) on futures             (13,400)            118,261
        contracts
                                                                           -------------      --------------     --------------
                                                                           -------------      --------------     --------------

    Net realized and unrealized loss on investments and futures              (1,342,205)        (12,596,944)                 0
        contracts
                                                                           -------------      --------------     --------------
                                                                           -------------      --------------     --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $   (1,269,960)    $   (12,294,285)   $       232,368
                                                                           =============      ==============     ==============
                                                                           =============      ==============     ==============

See notes to financial statements.                                                                                  (Continued)




THE ORCHARD SERIES FUND

STATEMENTS OF OPERATIONS
YEAR ENDED OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

                                                                          ORCHARD             ORCHARD S&P        ORCHARD
                                                                         NASDAQ-100           500 INDEX(R)        VALUE
                                                                        INDEX(R) FUND            FUND             FUND
                                                                        ---------------------------------      --------------
                                                                        -------------      --------------      --------------

INVESTMENT INCOME:
    Interest                                                          $       10,407     $       346,409     $         2,448
    Dividends                                                                  4,798           7,658,627              53,007
    Foreign withholding tax                                                        0             (34,742)                  0
                                                                        -------------      --------------      --------------
                                                                        -------------      --------------      --------------

    Total income                                                              15,205           7,970,294              55,455
                                                                        -------------      --------------      --------------
                                                                        -------------      --------------      --------------

EXPENSES:
    Management fees                                                           56,322           3,607,682              28,309
                                                                        -------------      --------------      --------------
                                                                        -------------      --------------      --------------

NET INVESTMENT INCOME (LOSS)                                                 (41,117)          4,362,612              27,146
                                                                        -------------      --------------      --------------
                                                                        -------------      --------------      --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                                 (519,669)          5,501,907             411,637
    Net realized loss on futures contracts                                  (414,318)         (2,791,218)                  0
    Change in net unrealized depreciation on investments                  (5,912,535)       (184,136,522)           (749,585)
    Change in net unrealized appreciation on futures contracts               104,840             (86,360)
                                                                        -------------      --------------      --------------
                                                                        -------------      --------------      --------------

    Net realized and unrealized loss on investments and futures           (6,741,682)       (181,512,193)           (337,948)
        contracts
                                                                        -------------      --------------      --------------
                                                                        -------------      --------------      --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $   (6,782,799)    $  (177,149,581)    $      (310,802)
                                                                        =============      ==============      ==============
                                                                        =============      ==============      ==============

See notes to financial statements.                                                                                (Concluded)


THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED OCTOBER 31, 2001 AND 2000

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

                                                           ORCHARD                        ORCHARD                   ORCHARD
                                                        DJIASM INDEX FUND            INDEX 600 FUND           MONEY MARKET FUND
                                                     ------------------------    ------------------------   ----------------------
                                                     ------------------------    ------------------------   ----------------------
                                                        2001         2000           2001         2000         2001        2000
                                                     -----------  -----------    -----------  -----------   ----------  ----------
                                                     -----------  -----------    -----------  -----------   ----------  ----------
                                                                     (A)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                         $     72,245 $      1,543   $    302,659 $    331,059  $   232,368 $   242,131
     Net realized gain (loss) on investments            (24,583)     (11,009)     6,722,752   23,169,082                        0
     Net realized loss on futures contracts              (9,508)           0       (449,833)    (202,178)           0           0
     Change in net unrealized appreciation           (1,294,714)      (5,033)    (18,988,124)  9,737,156                        0
         (depreciation) on investments)
     Change in net unrealized appreciation              (13,400)           0        118,261     (124,623)
         (depreciation) on futures contracts         -----------  -----------    -----------  -----------   ----------  ----------
                                                     -----------  -----------    -----------  -----------   ----------  ----------

     Net increase (decrease) in net assets           (1,269,960)     (14,499)    (12,294,285) 32,910,496      232,368     242,131
          resulting from operations
                                                     -----------  -----------    -----------  -----------   ----------  ----------
                                                     -----------  -----------    -----------  -----------   ----------  ----------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                         (39,960)           0       (281,775)    (376,685)    (232,368)   (242,131)
     From net realized gains                            (18,297)           0     (24,145,413) (7,519,020)
                                                     -----------  -----------    -----------  -----------   ----------  ----------
                                                     -----------  -----------    -----------  -----------   ----------  ----------

     Total distributions                                (58,257)           0     (24,427,188) (7,895,705)    (232,368)   (242,131)
                                                     -----------  -----------    -----------  -----------   ----------  ----------
                                                     -----------  -----------    -----------  -----------   ----------  ----------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares               14,594,956    1,137,540     93,359,653   117,576,001   2,823,151   6,761,990
     Reinvestment of distributions                       58,257            0     24,427,188    7,895,705      232,648     241,455
     Redemptions of shares                           (3,127,959)     (17,906)    (93,849,503) (126,852,617)  (872,138)  (6,590,519)
                                                     -----------  -----------    -----------  -----------   ----------  ----------
                                                     -----------  -----------    -----------  -----------   ----------  ----------

     Net increase (decrease) in net assets           11,525,254    1,119,634     23,937,338   (1,380,911)   2,183,661     412,926
         resulting from share transactions
                                                     -----------  -----------    -----------  -----------   ----------  ----------
                                                     -----------  -----------    -----------  -----------   ----------  ----------

     Total increase (decrease) in net assets         10,197,037    1,105,135     (12,784,135) 23,633,880    2,183,661     412,926

NET ASSETS:
     Beginning of period                              1,105,135            0     160,405,813  136,771,933   4,159,785   3,746,859
                                                     -----------  -----------    -----------  -----------   ----------  ----------
                                                     -----------  -----------    -----------  -----------   ----------  ----------

     End of period  (1)                            $ 11,302,172 $  1,105,135   $ 147,621,678$ 160,405,813 $ 6,343,446 $ 4,159,785
                                                     ===========  ===========    ===========  ===========   ==========  ==========
                                                     ===========  ===========    ===========  ===========   ==========  ==========

OTHER INFORMATION:

SHARES:
     Sold                                             1,613,784      114,492      8,079,054    9,152,928    2,823,151   6,761,990
     Issued in reinvestment of distributions              6,201            0      2,252,571      681,332      232,648     241,455
     Redeemed                                          (338,080)      (1,874)    (8,266,061)  (9,819,062)    (872,138)  (6,590,519)
                                                     -----------  -----------    -----------  -----------   ----------  ----------
                                                     -----------  -----------    -----------  -----------   ----------  ----------

     Net increase                                     1,281,905      112,618      2,065,564       15,198    2,183,661     412,926
                                                     ===========  ===========    ===========  ===========   ==========  ==========
                                                     ===========  ===========    ===========  ===========   ==========  ==========

(1) Including undistributed net investment income  $     33,828 $      1,543   $     74,084 $     53,200  $         0 $         0

(A)  Fund commenced on August 28, 2000.

See notes to financial statements.                                                                                      (Continued)




THE ORCHARD SERIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED OCTOBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

                                                    ORCHARD NASDAQ-100                ORCHARD                     ORCHARD
                                                       INDEX(R) FUND              S&P 500 INDEX(R) FUND          VALUE FUND
                                                 -------------------------   --------------------------   -------------------------
                                                 -------------------------   --------------------------   -------------------------
                                                    2001          2000          2001          2000           2001         2000
                                                 ------------  -----------   ------------  ------------   ------------ ------------
                                                 ------------  -----------   ------------  ------------   ------------ ------------
                                                                  (A)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $     (41,117)$     (1,011) $   4,362,612 $   4,647,992  $      27,146       35,530
    Net realized gain (loss) on investments         (519,669)     (11,943)     5,501,907    53,053,196        411,637     (311,785)
    Net realized gain (loss) on futures             (414,318)                 (2,791,218)    2,591,597              0
        contracts
    Change in net unrealized appreciation         (5,912,535)    (228,254)   (184,136,522) (17,996,478)      (749,585)     499,025
        (depreciation) on investments
    Change in net unrealized appreciation            104,840                     (86,360)   (1,156,398)             0
        on futures contracts
                                                 ------------  -----------   ------------  ------------   ------------ ------------
                                                 ------------  -----------   ------------  ------------   ------------ ------------

    Net increase (decrease) in net assets         (6,782,799)    (241,208)   (177,149,581)  41,139,909       (310,802)     222,770
        resulting from share transactions
                                                 ------------  -----------   ------------  ------------   ------------ ------------
                                                 ------------  -----------   ------------  ------------   ------------ ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                             0                  (4,186,541)   (5,070,442)       (30,260)     (35,586)
    From net realized gains                                0                 (56,164,737)  (22,081,374)             0
                                                 ------------  -----------   ------------  ------------   ------------ ------------
                                                 ------------  -----------   ------------  ------------   ------------ ------------

    Total distributions                                    0            0    (60,351,278)  (27,151,816)       (30,260)     (35,586)
                                                 ------------  -----------   ------------  ------------   ------------ ------------
                                                 ------------  -----------   ------------  ------------   ------------ ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares             24,919,753    1,993,938    233,556,431   438,708,142      1,777,018    3,600,023
    Reinvestment of distributions                          0                  60,351,278    27,151,816         30,260       35,586
    Redemptions of shares                         (5,370,300)     (24,079)   (242,106,701) (538,177,600)   (2,673,653)  (2,867,143)
                                                 ------------  -----------   ------------  ------------   ------------ ------------
                                                 ------------  -----------   ------------  ------------   ------------ ------------

    Net increase (decrease) in net assets         19,549,453    1,969,859     51,801,008   (72,317,642)      (866,375)     768,466
        resulting from share transactions
                                                 ------------  -----------   ------------  ------------   ------------ ------------
                                                 ------------  -----------   ------------  ------------   ------------ ------------

    Total increase (decrease) in net assets       12,766,654    1,728,651    (185,699,851) (58,329,549)    (1,207,437)     955,650

NET ASSETS:
    Beginning of period                            1,728,651            0    704,720,813   763,050,362      3,536,799    2,581,149
                                                 ------------  -----------   ------------  ------------   ------------ ------------
                                                 ------------  -----------   ------------  ------------   ------------ ------------

    End of period  (1)                         $  14,495,305 $  1,728,651  $ 519,020,962 $ 704,720,813  $   2,329,362    3,536,799
                                                 ============  ===========   ============  ============   ============ ============
                                                 ============  ===========   ============  ============   ============ ============
                                                           0                           0                            0
OTHER INFORMATION:

SHARES:
    Sold                                           5,189,811      209,189     16,606,051    24,747,735        182,287      392,702
    Issued in reinvestment of distributions                0                   4,102,274     1,543,278          3,010        4,009
    Redeemed                                      (1,261,544)      (2,508)   (17,178,820)  (30,397,111)      (271,903)    (320,550)
                                                 ------------  -----------   ------------  ------------   ------------ ------------
                                                 ------------  -----------   ------------  ------------   ------------ ------------

    Net increase (decrease)                        3,928,267      206,681      3,529,505    (4,106,098)       (86,606)      76,161
                                                 ============  ===========   ============  ============   ============ ============
                                                 ============  ===========   ============  ============   ============ ============

(1) Including undistributed net investment     $           0 $     (1,011) $   1,430,622 $   1,254,551  $       6,287        9,401
       income (loss)

(A)  Fund commenced on August 28, 2000.

See notes to financial statements.                                                                                      (Concluded)


THE ORCHARD SERIES FUND

ORCHARD DJIAsm INDEX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Selected  data for a share  of  capital  stock  of the  fund for the year  ended
October 31, 2001 and the period ended October 31, 2000 are as follows:

                                                                 Period Ended October 31,
                                                               ------------------------------
                                                               ------------------------------
                                                                  2001              2000
                                                               ------------     -------------
                                                               ------------     -------------
                                                                                    (A)

Net Asset Value, Beginning of Period                         $      9.8131    $      10.0000

Income from Investment Operations

Net investment income                                               0.0638            0.0137
Net realized and unrealized loss                                   (1.6809)          (0.2006)
                                                               ------------     -------------
                                                               ------------     -------------

Total Loss From Investment Operations                              (1.6171)          (0.1869)
                                                               ------------     -------------
                                                               ------------     -------------

Less Distributions

From net investment income                                         (0.0532)           0.0000
From net realized gains                                            (0.0381)           0.0000
                                                               ------------     -------------
                                                               ------------     -------------

Total Distributions                                                (0.0913)           0.0000
                                                               ------------     -------------
                                                               ------------     -------------

Net Asset Value, End of Period                               $      8.1047    $       9.8131
                                                               ============     =============
                                                               ============     =============
                                                                    0.0000            0.0000

Total Return                                                       (16.60%)           (1.87%)#

Net Assets, End of Period                                    $  11,302,172    $    1,105,135

Ratio of Expenses to Average Net Assets                              0.60%             0.60% *

Ratio of Net Investment Income to Average Net Assets                 1.06%             0.88% *

Portfolio Turnover Rate                                             70.37%            12.27% #

# Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on August 28, 2000.

                                                                                  (Continued)

THE ORCHARD SERIES FUND

ORCHARD INDEX 600 FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the fund for the years ended October 31, 2001, 2000, 1999 and 1998, and the period ended October 31, 1997 are as follows:

                                       Period Ended October 31,
                                       ------------------------------------------------------------------
                                       ------------------------------------------------------------------
                                          2001          2000          1999         1998          1997
                                       ------------  ------------  -----------  -----------   -----------
                                       ------------  ------------  -----------  -----------   -----------
                                                                                                 (A)

Net Asset Value, Beginning of Period $     13.5506 $     11.5689 $    10.4300 $    12.1191  $    10.0000

Income from Investment Operations

Net investment income                       0.0204        0.0263       0.0235       0.0255        0.0238
Net realized and unrealized gain (loss)    (0.9388)       2.6089       1.1728      (1.3719)       2.1191
                                       ------------  ------------  -----------  -----------   -----------
                                       ------------  ------------  -----------  -----------   -----------

Total Income (Loss) From
Investment Operations                      (0.9184)       2.6352       1.1963      (1.3464)       2.1429
                                       ------------  ------------  -----------  -----------   -----------
                                       ------------  ------------  -----------  -----------   -----------

Less Distributions

From net investment income                 (0.0196)      (0.0302)     (0.0239)     (0.0167)      (0.0238)
From net realized gains                    (1.9947)      (0.6233)     (0.0335)     (0.3260)       0.0000
                                       ------------  ------------  -----------  -----------   -----------
                                       ------------  ------------  -----------  -----------   -----------

Total Distributions                        (2.0143)      (0.6535)     (0.0574)     (0.3427)      (0.0238)
                                       ------------  ------------  -----------  -----------   -----------
                                       ------------  ------------  -----------  -----------   -----------

Net Asset Value, End of Period       $     10.6179 $     13.5506 $    11.5689 $    10.4300  $    12.1191
                                       ============  ============  ===========  ===========   ===========
                                       ============  ============  ===========  ===========   ===========
                                            0.0000        0.0000

Total Return                                (7.06%)       23.75%       11.48%      (11.37%)       21.46% #

Net Assets, End of Period            $ 147,621,678 $ 160,405,813 $ 136,771,933$  4,883,597  $  5,469,919

Ratio of Expenses to Average Net Assets      0.60%         0.60%        0.60%        0.60%         0.60% *

Ratio of Net Investment Income to
Average Net Assets                           0.19%         0.21%        0.30%        0.22%         0.30% *

Portfolio Turnover Rate                     58.40%        63.52%       40.90%       31.25%        21.58% #

# Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on February 3, 1997.
                                                                                              (Continued)


THE ORCHARD SERIES FUND

ORCHARD MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Selected  data for a share of  capital  stock  of the fund for the  years  ended
October 31, 2001, 2000, 1999 and 1998, and the period ended October 31, 1997 are as follows:

                                                Period Ended October 31,
                                           -------------------------------------------------------------
                                           -------------------------------------------------------------
                                              2001        2000         1999        1998         1997
                                           -----------  ----------  -----------  ----------  -----------
                                           -----------  ----------  -----------  ----------  -----------
                                                                                                (A)

Net Asset Value, Beginning of Period     $     1.0000 $    1.0000 $     1.0000 $    1.0000 $     1.0000

Income from Investment Operations

Net investment income                          0.0432      0.0611       0.0458      0.0513       0.0363
                                           -----------  ----------  -----------  ----------  -----------
                                           -----------  ----------  -----------  ----------  -----------

Total Income From Investment Operations        0.0432      0.0611       0.0458      0.0513       0.0363
                                           -----------  ----------  -----------  ----------  -----------
                                           -----------  ----------  -----------  ----------  -----------

Less Distributions

From net investment income                    (0.0432)    (0.0611)     (0.0458)    (0.0513)     (0.0363)
                                           -----------  ----------  -----------  ----------  -----------
                                           -----------  ----------  -----------  ----------  -----------

Total Distributions                           (0.0432)    (0.0611)     (0.0458)    (0.0513)     (0.0363)
                                           -----------  ----------  -----------  ----------  -----------
                                           -----------  ----------  -----------  ----------  -----------

Net Asset Value, End of Period           $     1.0000 $    1.0000 $     1.0000 $    1.0000 $     1.0000
                                           ===========  ==========  ===========  ==========  ===========
                                           ===========  ==========  ===========  ==========  ===========
                                               0.0000      0.0000

Total Return                                    4.39%       6.29%        4.68%       5.26%        3.69%#

Net Assets, End of Period                $  6,343,446 $ 4,159,785 $  3,746,859 $ 3,274,248 $  3,110,727

Ratio of Expenses to Average Net Assets
- Before Reimbursement ^                        4.26%       4.72%        2.18%       3.57%        1.54%*
- After Reimbursement                           0.46%       0.46%        0.46%       0.46%        0.46%*

Ratio of Net Investment Income to Average Net Assets
- Before Reimbursement ^                        0.46%       1.56%        2.88%       2.03%        3.79%*
- After Reimbursement                           4.26%       5.82%        4.60%       5.13%        4.88%*

# Based on operations for the period shown and, accordingly, is not representative of a full year.

^ Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

*Annualized

(A)  The portfolio commenced operations on February 3, 1997.
                                                                                              (Continued)

THE ORCHARD SERIES FUND

ORCHARD NASDAQ-100 INDEX(R) FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Selected  data for a share  of  capital  stock  of the  fund for the year  ended
October 31, 2001 and the period ended October 31, 2000 are as follows:

                                                                 Period Ended October 31,
                                                               ------------------------------
                                                               ------------------------------
                                                                  2001              2000
                                                               ------------     -------------
                                                               ------------     -------------
                                                                                    (A)

Net Asset Value, Beginning of Period                         $      8.3638    $      10.0000

Income from Investment Operations

Net investment loss                                                 0.0049           (0.0049)
Net realized and unrealized loss                                   (4.8631)          (1.6313)
                                                               ------------     -------------
                                                               ------------     -------------

Total Loss From Investment Operations                              (4.8582)          (1.6362)
                                                               ------------     -------------
                                                               ------------     -------------

Net Asset Value, End of Period                               $      3.5056    $       8.3638
                                                               ============     =============
                                                               ============     =============
                                                                    0.0000            0.0000

Total Return                                                       (58.09%)          (16.36%)#

Net Assets, End of Period                                    $  14,495,305    $    1,728,651

Ratio of Expenses to Average Net Assets                              0.60%             0.60% *

Ratio of Net Investment Loss to Average Net Assets                  (0.44%)           (0.40%)*

Portfolio Turnover Rate                                             41.31%            13.52% #

# Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on August 28, 2000.
                                                                                  (Continued)

THE ORCHARD SERIES FUND

ORCHARD S&P 500 INDEX(R) FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Selected  data for a share of  capital  stock  of the fund for the  years  ended
October 31, 2001, 2000, 1999 and 1998, and the period ended October 31, 1997 are as follows:

                                       Period Ended October 31,
                                       -------------------------------------------------------------------
                                       -------------------------------------------------------------------
                                          2001          2000          1999         1998          1997
                                       ------------  ------------  -----------  ------------  ------------
                                       ------------  ------------  -----------  ------------  ------------
                                                                                                  (A)

Net Asset Value, Beginning of Period $     17.5786 $     17.2652 $    14.0808 $     11.6936 $     10.0000

Income from Investment Operations

Net investment income                       0.0973        0.1116       0.1221        0.1282        0.0388
Net realized and unrealized gain (loss)    (4.2645)       0.8215       3.3536        2.3471        1.6936
                                       ------------  ------------  -----------  ------------  ------------
                                       ------------  ------------  -----------  ------------  ------------

Total Income (Loss) From
Investment Operations                      (4.1672)       0.9331       3.4757        2.4753        1.7324
                                       ------------  ------------  -----------  ------------  ------------
                                       ------------  ------------  -----------  ------------  ------------

Less Distributions

From net investment income                 (0.0958)      (0.1182)     (0.1243)      (0.0881)      (0.0388)
From net realized gains                    (1.4167)      (0.5015)     (0.1670)                     0.0000
                                       ------------  ------------  -----------  ------------  ------------
                                       ------------  ------------  -----------  ------------  ------------

Total Distributions                        (1.5125)      (0.6197)     (0.2913)      (0.0881)      (0.0388)
                                       ------------  ------------  -----------  ------------  ------------
                                       ------------  ------------  -----------  ------------  ------------

Net Asset Value, End of Period       $     11.8989 $     17.5786 $    17.2652 $     14.0808 $     11.6936
                                       ============  ============  ===========  ============  ============
                                       ============  ============  ===========  ============  ============
                                            0.0000        0.0000

Total Return                               (25.31%)        5.42%       24.92%        21.18%        17.38% #

Net Assets, End of Period            $ 519,020,962 $ 704,720,813 $ 763,050,362$ 605,087,390 $ 492,866,332

Ratio of Expenses to Average Net Assets      0.60%         0.60%        0.60%         0.60%         0.60% *

Ratio of Net Investment Income to
Average Net Assets                           0.73%         0.63%        0.75%         0.96%         1.67% *

Portfolio Turnover Rate                     14.00%        20.34%       17.09%        20.20%         0.45% #

# Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

(A)  The portfolio commenced operations on February 3, 1997.
                                                                                               (Continued)

THE ORCHARD SERIES FUND

ORCHARD VALUE FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Selected  data for a share of  capital  stock  of the fund for the  years  ended
October 31, 2001, 2000 and 1999, and the period ended October 31, 1998, are as follows:

                                                                                                Class B
                                                                                              ------------
                                                                                              --------------
                                        Period Ended October 31,                              Period Ended
                                        ---------------------------------------------------
                                        ---------------------------------------------------
                                           2001         2000          1999         1998       October 31, 2000
                                        -----------  -----------   -----------  -----------   --------------
                                        -----------  -----------   -----------  -----------   ------------
                                                                                   (A)            (B)

Net Asset Value, Beginning of Period  $     9.9884 $     9.4086  $     9.0097 $    10.0000  $     10.0000

Income from Investment Operations

Net investment income                       0.3401       0.1263        0.1186       0.0730         0.0632
Net realized and unrealized gain (loss)    (1.1585)      0.5875        0.4667      (1.0275)        1.7102
                                        -----------  -----------   -----------  -----------   ------------
                                        -----------  -----------   -----------  -----------   ------------

Total Income (Loss) From
Investment Operations                      (0.8184)      0.7138        0.5853      (0.9545)        1.7734
                                        -----------  -----------   -----------  -----------   ------------
                                        -----------  -----------   -----------  -----------   ------------

Less Distributions

From net investment income                 (0.3431)     (0.1340)      (0.1213)     (0.0358)       (0.0366)
From net realized gains                     0.0000       0.0000       (0.0651)                     0.0000
                                        -----------  -----------   -----------  -----------   ------------
                                        -----------  -----------   -----------  -----------   ------------

Total Distributions                        (0.3431)     (0.1340)      (0.1864)     (0.0358)       (0.0366)
                                        -----------  -----------   -----------  -----------   ------------
                                        -----------  -----------   -----------  -----------   ------------

Net Asset Value, End of Period        $     8.8269 $     9.9884  $     9.4086 $     9.0097  $     11.7368
                                        ===========  ===========   ===========  ===========   ============
                                        ===========  ===========   ===========  ===========   ============
                                            0.0000       0.0000                                    0.0000

Total Return                               (10.81%)       7.77%         6.49%       (9.58%) #      17.79% #

Net Assets, End of Period             $  2,329,362 $  3,296,033  $  2,581,149 $  1,836,921        240,766

Ratio of Expenses to Average Net Assets      1.00%        1.00%         1.00%        1.00%  *       1.25% *

Ratio of Net Investment Income to
Average Net Assets                           0.96%        1.33%         1.34%        1.15%  *       0.98% *

Portfolio Turnover                          88.25%      175.74%       153.77%       79.58%  #     175.74% +

# Based on operations for the period shown and, accordingly, are not representative of a full year.

*Annualized

+ Portfolio turnover is calculated at the Fund level, and therefore represents a twelve-month period.

(A)  The portfolio commenced operations on March 2, 1998.
(B)  Class B Shares commenced operations on March 24, 2000 and closed on January 30, 2001.
                                                                                              (Concluded)


THE ORCHARD SERIES FUND

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2001
--------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      The Orchard Series Fund (the Trust) is a Delaware business trust organized on July 23, 1996 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of six funds. Interests in the Orchard DJIASM Index, Orchard Index 600, Orchard Money Market, Orchard Nasdaq-100 Index(R), Orchard S&P 500 Index(R) and Orchard Value Funds (the Funds) are included herein and are represented by separate classes of beneficial interest of the Trust. The investment objective of each Fund is: to seek investment results that track as closely as possible the total return of the common stocks that comprise its benchmark index for each of the Index Funds; to seek as high a level of current income as is consistent with the preservation of capital and liquidity for the Orchard Money Market Fund; and to seek long-term capital appreciation by investing primarily in common stocks issued by U.S. companies when it is believed that such stocks are undervalued for the Orchard Value Fund. Each Fund is diversified as defined in the 1940 Act, with the exception of the Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), and Orchard S&P 500 Index(R) Funds, which are non-diversified. The Trust is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (GWL&A) and New England Financial.

      Initial capitalization of $100,000 for the Orchard Index 600, Orchard Money Market and Orchard S&P 500 Index(R) Funds was received on January 27, 1997 from GWL&A. Additional capitalization of $2,900,000 was received from GWL&A on February 3, 1997 for the Orchard Money Market Fund. Initial capitalization of $2,000,000 for the Orchard Value Fund was received on February 26, 1998 from GWL&A. Initial capitalization of $1,000,000 for the Orchard DJIASM Index Fund and $1,500,000 for the Orchard Nasdaq-100 Index(R) Fund was received on August 25, 2000 from GWL&A. At October 31, 2001, GWL&A's investment in the Funds totaled $7,276,291.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Trust.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.


      Financial Futures Contracts

      The Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), and Orchard S&P 500 Index(R) Funds may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Orchard Money Market Fund are declared daily and paid monthly. Dividends from net investment income of the Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), Orchard S&P 500 Index(R) and Orchard Value Funds are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Funds is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily. For the Orchard Money Market Fund, discounts and premiums on securities purchased are amortized, over the lives of the respective securities.

      Other

      The Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The cumulative effect of this accounting change had no impact on total net assets of the Funds.

      Federal Income Taxes

      For federal income tax purposes, each Fund of the Trust currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At October 31, 2001, the Orchard Nasdaq-100 Index(R) Fund had available for federal income tax purposes unused capital loss carryovers of $8,652 and $703,564, which expire in the years 2008 and 2009, respectively, and the Orchard Value Fund had available for federal income tax purposes unused capital loss carryovers of $77,693, which expire in the year 2008.


      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. For the year ended October 31, 2001, the Orchard Nasdaq-100 Index(R) Fund reclassified $42,128 from paid-in capital to undistributed net investment income. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds.

2.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Trust has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Trust, the investment adviser receives monthly compensation at the annual rate of 0.20% of the average daily net assets of the Orchard Money Market Fund, 0.60% of the average daily net assets of the Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), and Orchard S&P 500 Index(R) Funds and 1.00% of the average daily net assets of the Orchard Value Fund. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 0.46% of the average daily net assets of the Orchard Money Market Fund. Expenses incurred by the Trust, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Orchard DJIASM Index, Orchard Index 600, Orchard Nasdaq-100 Index(R), Orchard S&P 500 Index(R) and Orchard Value Funds, the management fee encompasses fund operation expenses.

      One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly owned subsidiary of GWL&A, distributes and markets the Trust's Funds. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Funds.

      Certain officers of the Trust are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Trust receives any compensation directly from the Funds.

3.    CAPITAL STOCK

      The Trust has authorized an unlimited number of shares with no stated par value for each Fund in the Trust. Shares may be issued in one or more series of shares and each series may be issued in one or more classes of shares. Each Fund represents a separate series of shares.

4.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the year ended October 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                   Purchases          Sales
                                                                 --------------    ------------

     Orchard DJIASM Index Fund                                $    15,872,610   $     4,564,890
     Orchard Index 600 Fund                                        93,176,519        96,010,872
     Orchard Nasdaq-100 Index(R)Fund                                21,099,671        3,570,315
     Orchard S&P 500 Index(R)Fund                                   83,937,299       83,246,866
     Orchard Value Fund                                             2,484,549         3,345,995

      For the year ended October 31, there were no purchases or sales of U.S. Government securities.


5.    UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2001, were as follows:

                                   Cost For
                                    Income                                             Net
                                     Tax            Gross            Gross          Unrealized
                                   Purposes      Appreciation    Depreciation      Depreciation
                                 -------------   -------------   --------------    -------------

     Orchard DJIASM Index
       Fund                       12,635,476         138,401     (1,591,557)        (1,453,156)

     Orchard Index 600 Fund       160,069,267      21,189,222    (33,634,674)       (12,445,452)

     Orchard Nasdaq-100
       Index(R)Fund                19,030,655         162,942    (6,432,606)        (6,269,664)

     Orchard S&P 500 Index(R)
       Fund                       523,596,144      95,866,988    (100,556,044)       (4,689,056)

     Orchard Value Fund             2,578,131          74,662      (334,431)          (259,769)


6.      FUTURES CONTRACTS

      As of October 31, 2001, open futures contracts held by the Funds were as follows:

                                                        Number                     Unrealized
                                                        of Long                   Appreciation
                                      Long Contracts    Contracts   Expiration    (Depreciation)
                                                                            Date
                                    ------------------- --------- ---------------
                                                                                  --------------

      Orchard DJIA SM Index Fund        DJIA Index          2     December 2001  $   (13,400)
                                                                                  ==============

      Orchard Index 600 Fund           Russell 2000        12     December 2001  $   118,261
                                                                                  ==============

      Orchard Nasdaq-100 Index(R)       NASDAQ-100          1     December 2001  $    22,200
        Fund
                                    NASDAQ-100 E-Mini      72     December 2001       82,640
                                                                                  --------------
                                                                                 $   104,840
                                                                                  ==============

      Orchard S&P 500 Index(R)Fund        S&P 500           25     December 2001  $    17,265
                                                                                  ==============


The Orchard Series Fund

Orchard DJIA (SM) Index Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 6.5%
      8,450 Boeing Co                                                    275,470
      8,450 United Technologies Corp                                     455,371
                                                                        $730,841

AUTOMOBILES --- 3.1%
      8,450 General Motors Corp                                          349,154
                                                                        $349,154

BANKS --- 2.7%
      8,450 JP Morgan Chase & Co                                         298,792
                                                                        $298,792

CHEMICALS --- 3.0%
      8,450 EI du Pont de Nemours & Co                                   337,916
                                                                        $337,916

COMPUTER HARDWARE & SYSTEMS --- 9.4%
      8,450 Hewlett-Packard Co                                           142,214
      8,450 International Business Machines Corp                         913,183
                                                                      $1,055,397

COMPUTER SOFTWARE & SERVICES --- 4.4%
      8,450 Microsoft Corp*                                              491,368
                                                                        $491,368

ELECTRONIC INSTRUMENTS & EQUIP --- 2.8%
      8,450 General Electric Co                                          307,665
                                                                        $307,665

ELECTRONICS - SEMICONDUCTOR --- 1.8%
      8,450 Intel Corp                                                   206,349
                                                                        $206,349

FINANCIAL SERVICES --- 5.7%
      8,450 American Express Co                                          248,684
      8,450 Citigroup Inc                                                384,644
                                                                        $633,328

FOOD & BEVERAGES --- 3.6%
      8,450 Coca-Cola Co                                                 404,586
                                                                        $404,586

GOLD, METALS & MINING --- 2.4%
      8,450 Alcoa Inc                                                    272,682
                                                                        $272,682

HEALTH CARE RELATED --- 4.4%
      8,450 Johnson & Johnson                                            489,340
                                                                        $489,340

HOUSEHOLD GOODS --- 5.6%
      8,450 Procter & Gamble Co                                          623,441
                                                                        $623,441

LEISURE & ENTERTAINMENT --- 1.4%
      8,450 Walt Disney Co                                               157,086
                                                                        $157,086

MACHINERY --- 3.4%
      8,450 Caterpillar Inc                                              377,884
                                                                        $377,884

MANUFACTURING --- 2.2%
      8,450 Honeywell International Inc                                  249,698
                                                                        $249,698

MISCELLANEOUS --- 7.9%
      8,450 Minnesota Mining & Mftg Co                                   882,011
                                                                        $882,011

OIL & GAS --- 3.0%
      8,450 Exxon Mobil Corp                                             333,353
                                                                        $333,353

PAPER & FOREST PRODUCTS --- 2.7%
      8,450 International Paper Co                                       302,510
                                                                        $302,510

PHARMACEUTICALS --- 4.8%
      8,450 Merck & Co Inc                                               539,195
                                                                        $539,195

PHOTOGRAPHY/IMAGING --- 1.9%
      8,450 Eastman Kodak Co                                             216,067
                                                                        $216,067

RESTAURANTS --- 2.0%
      8,450 McDonald's Corp                                              220,292
                                                                        $220,292

RETAIL --- 6.8%
      8,450 Home Depot Inc                                               323,044
      8,450 Wal-Mart Stores Inc                                          434,330
                                                                        $757,374

TELEPHONE & TELECOMMUNICATIONS --- 4.0%
      8,450 AT&T Corp                                                    128,863
      8,450 SBC Communications Inc                                       322,030
                                                                        $450,893

TOBACCO --- 3.5%
      8,450 Philip Morris Cos Inc                                        395,460
                                                                        $395,460

TOTAL COMMON STOCK --- 99.1%                                         $11,082,682
(Cost $12,382,429)

SHORT-TERM INVESTMENTS

U.S. GOVERNMENTS --- 0.9%
    100,000 United States of America (1)                                  99,638
                                                                         $99,638

TOTAL SHORT-TERM INVESTMENTS --- 0.9%                                    $99,638
(Cost $99,638)

TOTAL ORCHARD DJIA (SM) INDEX FUND --- 100.0%                        $11,182,320
(Cost $12,482,067)


The Orchard Series Fund

Orchard Index 600 Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 1.0%
     11,775 AAR Corp                                                      89,490
      9,322 Alliant Techsystems Inc*                                     813,438
     13,980 BE Aerospace Inc*                                            113,518
     16,610 Orbital Sciences Corp*                                        29,400
     14,000 Teledyne Technologies Inc*                                   212,380
      6,900 Triumph Group Inc*                                           177,261
                                                                      $1,435,487

AGRICULTURE --- 0.6%
     15,425 Corn Products International Inc                              464,293
     19,630 DIMON Inc                                                    122,688
     17,001 Delta & Pine Land Co                                         306,868
                                                                        $893,849

AIRLINES --- 0.7%
     18,980 Atlantic Coast Airlines Holdings Inc*                        356,444
     12,220 Frontier Airlines Inc*                                       133,687
     14,750 Mesa Air Group Inc*                                           78,913
      6,020 Midwest Express Holdings Inc*                                 66,822
     24,660 SkyWest Inc                                                  451,278
                                                                      $1,087,144

AUTO PARTS & EQUIPMENT --- 0.4%
      8,575 Applied Industrial Technologies Inc                          141,916
     11,080 Intermet Corp                                                 33,240
      6,490 Midas Inc                                                     66,523
      5,410 Standard Motor Products Inc                                   62,540
      9,135 TBC Corp*                                                    100,668
     16,550 Tenneco Automotive Inc                                        29,790
     19,375 Tower Automotive Inc*                                        118,575
                                                                        $553,252

BANKS --- 5.9%
     10,085 American Financial Holdings Inc                              255,957
     14,162 Chittenden Corp                                              350,368
     14,048 Commerce Bancorp Inc                                       1,025,504
     22,615 Commercial Federal Corp                                      564,470
     18,145 Community First Bankshares Inc                               435,843
     22,685 Cullen/Frost Bankers Inc                                     611,588
      7,447 Dime Community Bancshares*                                   180,590
     10,100 East West Bancorp Inc                                        228,159
     11,600 First BanCorp                                                318,652
     17,900 First Midwest Bancorp Inc                                    598,218
      5,910 First Republic Bank*                                         119,087
      5,110 GBC Bancorp                                                  142,160
     20,686 Hudson United Bancorp                                        537,629
     11,185 Provident Bankshares Corp                                    246,294
     12,440 Riggs National Corp                                          176,026
     18,755 South Finanical Group Inc                                    299,142
     14,325 Southwest Bancorp of Texas Inc*                              410,984
     18,371 Sterling Bancshares Inc                                      218,799
     17,305 Susquehanna Bancshares Inc                                   366,001
     31,335 TrustCo Bank Corp NY                                         373,516
      8,220 UCBH Holdings Inc                                            238,380
     18,145 United Bankshares Inc                                        493,544
     11,465 Whitney Holding Corp                                         450,116
                                                                      $8,641,027

BIOTECHNOLOGY --- 2.3%
     28,150 Advanced Tissue Sciences Inc*                                126,394
      8,810 ArQule Inc*                                                   81,052
     25,200 Bio-Technology General Corp*                                 180,180
     21,825 Cephalon Inc*                                              1,376,012
     11,241 Enzo Biochem Inc*                                            230,665
     14,330 IDEXX Laboratories Inc*                                      361,116
     15,010 Organogenesis Inc*                                            58,239
     19,195 Regeneron Pharmaceuticals Inc*                               424,210
     18,100 Techne Corp*                                                 545,534
                                                                      $3,383,402

BUILDING MATERIALS --- 0.7%
     12,340 Apogee Enterprises Inc                                       172,266
      8,415 Elcor Corp                                                   197,332
     24,678 Lennox International Inc                                     221,362
      5,270 Simpson Manufacturing Co Inc*                                270,878
      8,775 Universal Forest Products Inc                                149,087
                                                                      $1,010,925

CHEMICALS --- 1.7%
      9,670 Arch Chemicals Inc                                           193,303
     11,150 Cambrex Corp                                                 412,550
      6,175 ChemFirst Inc                                                126,094
     14,020 Georgia Gulf Corp                                            249,135
     13,720 MacDermid Inc                                                186,866
      6,390 Material Sciences Corp*                                       62,878
     11,440 Mississippi Chemical Corp                                     24,939
     10,470 OM Group Inc                                                 633,959
     17,300 Omnova Solutions Inc                                         104,319
      3,250 Penford Corp                                                  34,743
     41,130 PolyOne Corp                                                 351,662
      3,950 Quaker Chemical Corp                                          73,431
                                                                      $2,453,879

COMMUNICATIONS - EQUIPMENT --- 1.4%
     12,250 Allen Telecom Inc*                                            91,875
     15,855 Anixter International Inc*                                   393,204
     22,730 Aspect Communications Corp*                                   50,915
     10,000 Audiovox Corp Class A*                                        76,500
      4,660 Bel Fuse Inc Class B                                          94,831
     24,490 Brightpoint Inc*                                              90,123
      5,280 Brooktrout Inc*                                               20,539
     19,285 Cable Design Technologies Corp*                              246,462
     32,355 DMC Stratex Networks Inc*                                    176,335
      5,560 Davox Corp*                                                   49,262
     25,590 Harmonic Inc*                                                206,511
     10,730 Inter-Tel Inc                                                162,881
     11,800 Proxim Inc*                                                   79,886
      6,195 SBS Technologies Inc*                                         95,093
     10,350 SymmetriCom Inc*                                              57,960
      9,730 ViaSat Inc*                                                  144,101
                                                                      $2,036,478

COMPUTER HARDWARE & SYSTEMS --- 0.1%
     19,870 Auspex Systems Inc*                                           35,766
      6,620 Digi International Inc*                                       29,989
      9,560 Network Equipment Technologies Inc*                           23,804
      7,020 Standard Microsystems Corp*                                   70,200
                                                                        $159,759

COMPUTER SOFTWARE & SERVICES --- 4.8%
     18,345 American Management Systems Inc*                             241,787
     10,550 Analysts International Corp                                   28,485
     13,520 Aspen Technology Inc*                                        179,140
     16,505 Avant! Corp*                                                 166,866
     11,400 Avid Technology Inc*                                         102,372
      9,840 Aware Inc*                                                    45,461
      9,190 BARRA Inc*                                                   425,038
      7,326 Bell Microproducts Inc*                                       65,568
      4,930 CACI International Inc Class A*                              306,695
     25,055 CIBER Inc*                                                   167,869
     14,130 Captaris Inc*                                                 29,249
      9,540 Carreker Corp*                                                37,874
      5,650 Catapult Communications Corp*                                127,973
      9,150 Computer Task Group Inc*                                      25,163
      7,230 Concord Communications Inc*                                  105,920
     17,445 Dendrite International Inc*                                  173,054
      9,655 Fair Isaac & Co Inc                                          459,095
     15,600 FileNET Corp*                                                227,292
      9,750 Gerber Scientific Inc                                        107,153
     15,250 HNC Software Inc*                                            263,825
     10,950 Hutchinson Technology Inc*                                   199,071
     14,110 Hyperion Solutions Corp*                                     211,650
     14,680 InterVoice-Brite Inc*                                        182,913
      5,440 Kronos Inc*                                                  312,202
      7,580 MICROS Systems Inc*                                          163,652
      9,650 MRO Software Inc*                                            127,380
      6,350 MapInfo Corp*                                                 57,595
     12,490 NYFIX Inc*                                                   222,322
      8,500 PC-Tel Inc*                                                   64,770
     10,950 Phoenix Technologies Ltd*                                    100,193
     15,610 Progress Software Corp*                                      230,872
      6,740 QRS Corp*                                                     65,378
      7,500 RadiSys Corp*                                                103,275
     12,130 Radiant Systems Inc*                                          80,179
     11,360 Rainbow Technologies Inc*                                     45,554
     52,280 Read-Rite Corp*                                              260,354
      7,034 Roxio Inc*                                                    90,246
      6,830 SCM Microsystems Inc*                                         55,323
      5,970 SPSS Inc*                                                    102,923
     14,520 Systems & Computer Tech Corp*                                177,870
      9,280 THQ Inc*                                                     462,144
     15,060 Take-Two Interactive Software Inc*                           209,786
     15,295 Verity Inc*                                                  162,433
     13,760 Visual Networks Inc*                                          25,869
      7,400 ZixIt Corp*                                                   61,938
     10,580 ePresence Inc*                                                31,423
                                                                      $7,093,194

CONTAINERS --- 0.1%
      6,153 Mobile Mini Inc*                                             191,851
                                                                        $191,851

COSMETICS & PERSONAL CARE --- 0.2%
     28,675 NBTY Inc*                                                    244,598
      7,125 Nature's Sunshine Products Inc                                82,294
                                                                        $326,892

DISTRIBUTORS --- 1.4%
     19,135 Fleming Cos Inc                                              461,154
      5,060 Nash-Finch Co                                                116,633
     14,750 Owens & Minor Inc                                            259,748
     18,220 Performance Food Group Co*                                   535,486
     20,003 Priority Healthcare Corp*                                    577,887
      8,100 United Natural Foods Inc*                                    167,670
                                                                      $2,118,578

ELECTRIC COMPANIES --- 1.6%
     20,830 Avista Corp                                                  249,752
      7,275 CH Energy Group Inc                                          290,782
      5,180 Central Vermont Public Service Corp                           89,718
     22,530 El Paso Electric Co*                                         306,408
      2,400 Green Mountain Power Corp                                     39,408
     10,320 NorthWestern Corp                                            198,660
     15,280 RGS Energy Group Inc                                         585,988
      6,245 UIL Holdings Corp                                            308,191
     14,715 UniSource Energy Corp                                        231,908
                                                                      $2,300,815

ELECTRONIC INSTRUMENTS & EQUIP --- 5.0%
     10,290 AO Smith Corp                                                162,582
     17,970 APW Ltd*                                                      48,339
     26,180 Aeroflex Inc*                                                384,061
     19,145 Alpha Industries Inc*                                        445,696
      5,660 Analogic Corp                                                209,420
     16,850 Artesyn Technologies Inc*                                    121,489
      6,125 AstroPower Inc*                                              235,874
      6,300 BEI Technologies Inc                                         101,430
     14,973 Baldor Electric Co                                           284,786
     10,700 Belden Inc                                                   214,107
      8,690 Benchmark Electronics Inc*                                   148,165
      8,355 Black Box Corp*                                              376,226
     11,395 C&D Technologies Inc                                         236,104
     14,280 C-COR.net Corp*                                               97,818
     13,510 Checkpoint Systems Inc*                                      141,315
     12,070 Coherent Inc*                                                319,855
      8,900 Cohu Inc                                                     155,305
     11,780 Electro Scientific Industries Inc*                           277,655
     13,960 Harman International Industries Inc                          461,378
      6,910 Itron Inc*                                                   193,895
      7,035 Keithley Instruments Inc                                     117,344
      9,920 MagneTek Inc*                                                 85,808
      9,480 Mercury Computer Systems Inc*                                447,077
     15,620 Methode Electronics Inc Class A                              113,245
      8,455 Park Electrochemical Corp                                    188,969
      5,550 Photon Dynamics Inc*                                         147,075
     12,050 Pioneer-Standard Electronics Inc                             107,125
      6,790 Rogers Corp*                                                 225,089
     15,440 SLI Inc                                                       38,600
     28,174 Stratos Lightwave Inc*                                       115,513
     14,860 Technitrol Inc                                               369,717
      9,449 Three-Five Systems Inc*                                      146,554
     10,570 Trimble Navigation Ltd*                                      186,032
     18,645 Vicor Corp*                                                  287,319
     11,650 Watsco Inc                                                   151,334
      9,500 X-Rite Inc                                                    66,785
                                                                      $7,409,086

ELECTRONICS - SEMICONDUCTOR --- 4.7%
     13,195 ATMI Inc*                                                    251,497
      9,670 AXT Inc*                                                     105,596
     10,290 Actel Corp*                                                  190,880
     43,190 Adaptec Inc*                                                 520,440
     13,830 Advanced Energy Industries Inc*                              277,845
     18,795 Alliance Semiconductor Corp*                                 155,059
     42,560 Axcelis Technologies Inc*                                    557,962
      7,580 Brooks Automation Inc*                                       244,682
     13,305 Cymer Inc*                                                   278,075
      7,765 DuPont Photomasks Inc*                                       279,851
     18,800 ESS Technology Inc*                                          241,204
      9,800 Elantec Semiconductor Inc*                                   320,362
      9,200 Electroglas Inc*                                             115,276
     17,118 Exar Corp*                                                   385,840
     16,650 General Semiconductor Inc*                                   176,490
      9,820 Helix Technology Corp                                        190,312
     28,550 Kopin Corp*                                                  359,445
     21,540 Kulicke & Soffa Industries Inc*                              326,762
     12,200 Microsemi Corp*                                              427,000
     10,950 Pericom Semiconductor Corp*                                  147,278
     12,995 Photronics Inc*                                              322,536
     12,050 Power Integrations Inc*                                      277,271
      5,370 Supertex Inc*                                                 84,255
     10,500 Therma Wave Inc*                                             127,785
      9,640 Ultratech Stepper Inc*                                       129,658
     14,110 Varian Semiconductor Equipment Associates Inc*               423,864
                                                                      $6,917,225

ENGINEERING & CONSTRUCTION --- 1.1%
      2,730 Butler Manufacturing Co                                       63,609
     12,337 Florida Rock Industries Inc                                  347,903
     17,960 Foster Wheeler Ltd*                                           90,698
     32,405 Massey Energy Co                                             664,303
      9,065 Texas Industries Inc                                         272,857
      7,450 URS Corp*                                                    166,880
                                                                      $1,606,250

FINANCIAL SERVICES --- 0.3%
     10,940 Cash America International Inc                                87,520
      7,170 Financial Federal Corp*                                      179,250
     18,350 Mutual Risk Management Ltd                                   167,903
                                                                        $434,673

FOOD & BEVERAGES --- 2.0%
      7,630 American Italian Pasta Co Class A*                           310,770
      3,825 Coca-Cola Bottling Co Consolidated                           146,306
     18,505 Constellation Brands Inc Class A*                            759,445
     14,640 Hain Celestial Group Inc*                                    288,701
      8,190 International Multifoods Corp                                178,296
      3,720 J&J Snack Foods Corp*                                         82,361
     13,065 Ralcorp Holdings Inc*                                        254,768
     46,520 Smithfield Foods Inc*                                        979,246
                                                                      $2,999,893

GOLD, METALS & MINING --- 0.8%
      6,130 AM Castle & Co                                                50,389
      8,920 Century Aluminum Co                                           86,970
      4,420 Cleveland-Cliffs Inc                                          72,046
      5,660 Commercial Metals Co                                         171,215
      7,330 Commonwealth Industries Inc                                   39,582
      6,920 IMCO Recycling Inc                                            43,665
      5,840 Quanex Corp                                                  151,548
     20,070 Steel Dynamics Inc*                                          208,728
      4,450 Steel Technologies Inc                                        33,687
     17,075 Stillwater Mining Co*                                        266,199
                                                                      $1,124,029

HARDWARE & TOOLS --- 0.6%
     12,475 Scotts Co Class A*                                           502,867
      5,550 Toro Co                                                      238,095
      6,730 WD-40 Co                                                     151,560
                                                                        $892,522

HEALTH CARE RELATED --- 5.3%
     11,410 Accredo Health Inc*                                          389,309
     18,312 AdvancePCS*                                                1,112,820
     28,445 Coventry Health Care Inc*                                    609,861
      8,190 Cryolife Inc*                                                268,632
      3,075 Curative Health Services Inc*                                 42,773
     28,470 Hooper Holmes Inc                                            195,020
      6,960 Impath Inc*                                                  256,615
      9,330 MAXIMUS Inc*                                                 383,650
     20,980 Mid Atlantic Medical Services Inc*                           389,179
     21,660 Orthodontic Centers of America Inc*                          546,482
     10,750 PAREXEL International Corp*                                  160,498
     10,190 Pediatrix Medical Group Inc*                                 295,918
     22,700 Pharmaceutical Product Development Inc*                      605,409
     13,650 Province Healthcare Co*                                      376,058
      7,400 RehabCare Group Inc*                                         187,960
     20,895 Renal Care Group Inc*                                        656,103
     12,180 Sierra Health Services Inc*                                   90,132
     41,365 US Oncology Inc*                                             217,166
     26,365 Universal Health Services Inc Class B*                     1,064,882
                                                                      $7,848,467

HEAVY TRUCKS & PARTS --- 0.3%
      7,275 Oshkosh Truck Corp                                           278,633
      9,150 Titan International Inc                                       45,842
     10,050 Wabash National Corp                                          73,868
                                                                        $398,343

HOMEBUILDING --- 2.1%
     21,020 Champion Enterprises Inc*                                    185,186
     33,181 DR Horton Inc                                                741,595
     14,470 Fleetwood Enterprises Inc                                    144,989
     10,540 MDC Holdings Inc                                             281,102
      3,550 NVR Inc*                                                     561,965
      5,830 Ryland Group Inc                                             311,905
      3,650 Skyline Corp                                                  92,710
     13,160 Standard Pacific Corp                                        240,170
     16,110 Toll Brothers Inc*                                           501,988
                                                                      $3,061,610

HOTELS/MOTELS --- 0.2%
     12,755 Marcus Corp                                                  161,989
     19,770 Prime Hospitality Corp*                                      181,489
                                                                        $343,478

HOUSEHOLD GOODS --- 1.1%
     10,050 Applica Inc*                                                  74,370
      5,070 Bassett Furniture Industries Inc                              72,755
     17,385 Ethan Allen Interiors Inc                                    556,494
     13,825 Fedders Corp                                                  32,765
     26,480 La-Z-Boy Inc                                                 472,403
      6,670 Libbey Inc                                                   209,438
      3,000 National Presto Industries Inc                                82,050
      6,000 Royal Appliance Manufacturing Co*                             28,500
      4,985 Salton Inc*                                                   52,043
                                                                      $1,580,818

INSURANCE RELATED --- 1.8%
      8,885 Delphi Financial Group Inc Class A                           270,104
     28,615 First American Financial Corp                                476,440
     30,990 Fremont General Corp                                         155,260
      5,925 Hilb Rogal & Hamilton Co                                     343,235
      7,990 LandAmerica Financial Group Inc                              209,258
      7,794 Philadelphia Consolidated Holding Corp*                      305,447
      4,295 RLI Corp                                                     172,874
      4,060 SCPIE Holdings Inc                                            62,889
     11,020 Selective Insurance Group Inc                                236,710
      6,652 Stewart Information Services Corp*                           127,053
     16,265 Trenwick Group Ltd                                           126,216
      7,630 Zenith National Insurance Corp                               195,404
                                                                      $2,680,890

INVESTMENT BANK/BROKERAGE FIRM --- 0.9%
     10,890 Jefferies Group Inc                                          361,221
     21,040 Raymond James Financial Inc                                  614,999
      7,673 Southwest Securities Group Inc                               134,278
     10,660 Tucker Anthony Sutro Corp                                    255,414
                                                                      $1,365,912

LEISURE & ENTERTAINMENT --- 2.5%
      6,465 Anchor Gaming*                                               328,616
     10,420 Arctic Cat Inc                                               168,804
     12,572 Argosy Gaming Corp*                                          364,965
     16,610 Aztar Corp*                                                  238,354
     12,590 Bally Total Fitness*                                         232,411
      7,030 Coachmen Industries Inc                                       71,636
      4,450 Huffy Corp*                                                   26,878
      8,030 JAKKS Pacific Inc*                                           151,366
      7,800 K2 Inc*                                                       44,460
      7,150 Meade Instruments Corp*                                       34,606
     16,639 Midway Games Inc*                                            264,893
     12,470 Monaco Coach Corp*                                           223,213
     11,495 Pinnacle Entertainment Inc*                                   79,316
     10,365 Polaris Industries Inc                                       466,010
     11,200 SCP Pool Corp*                                               260,288
     11,720 Sturm Ruger & Co Inc                                         137,124
      5,160 Thor Industries Inc                                          180,600
     14,040 WMS Industries Inc*                                          252,018
      8,950 Winnebago Industries Inc                                     217,754
                                                                      $3,743,312

MACHINERY --- 0.6%
      6,770 Gardner Denver Inc*                                          139,801
     10,575 Manitowoc Co Inc                                             290,813
     14,525 Milacron Inc                                                 172,267
     26,322 Timken Co                                                    354,557
                                                                        $957,438

MANUFACTURING --- 6.6%
      3,650 Amcast Industrial Corp                                        19,601
     15,795 AptarGroup Inc                                               475,430
     10,200 Armor Holdings Inc*                                          247,656
      8,450 Astec Industries Inc*                                        108,160
     11,980 BMC Industries Inc                                            23,960
      8,055 Barnes Group Inc                                             162,389
      9,970 Brady Corp Class A                                           315,152
      9,420 Briggs & Stratton Corp                                       353,815
      7,260 Brush Engineered Materials Inc                                74,415
     10,670 CLARCOR Inc                                                  262,482
     12,125 CTS Corp                                                     195,819
      7,150 CUNO Inc*                                                    185,471
     19,180 Cognex Corp*                                                 364,036
      9,670 Dionex Corp*                                                 232,080
      9,000 Esterline Technologies Corp*                                 121,680
      6,590 Flow International Corp*                                      64,516
     18,810 GenCorp Inc                                                  223,839
     13,430 Graco Inc                                                    436,475
     14,277 Griffon Corp*                                                164,899
     13,250 IDEX Corp                                                    385,575
     11,670 Insituform Technologies Inc Class A*                         223,597
      6,859 Intermagnetics General Corp*                                 197,745
      7,530 Ionics Inc                                                   176,955
     18,470 JLG Industries Inc                                           182,853
      9,900 Kaman Corp Class A                                           133,947
      4,250 Lawson Products Inc                                          104,763
      5,115 Lindsay Manufacturing Co                                      94,321
      6,900 Lydall Inc*                                                   59,340
     14,750 Mueller Industries Inc*                                      427,013
     10,411 Myers Industries Inc                                         134,510
     18,630 Paxar Corp*                                                  205,862
      9,130 RTI International Metals Inc*                                 89,931
      9,095 Regal-Beloit Corp                                            161,891
     13,530 Reliance Steel & Aluminum Co                                 313,220
      5,120 Robbins & Myers Inc                                          140,288
     13,370 Roper Industries Inc                                         566,888
     10,800 Ryerson Tull Inc                                             124,200
      5,705 SPS Technologies Inc*                                        170,580
     18,120 Shaw Group Inc*                                              498,300
      5,260 Standex International Corp                                   114,510
      6,610 Thomas Industries Inc                                        153,550
     16,815 Tredegar Corp                                                298,466
     19,900 Valence Technology Inc*                                       72,635
     10,750 Valmont Industries Inc                                       168,990
     11,575 Watts Industries Inc Class A                                 160,314
      5,240 Wolverine Tube Inc*                                           65,762
      4,950 Woodward Governor Co                                         233,442
                                                                      $9,691,323

MEDICAL PRODUCTS --- 4.5%
      9,700 ArthroCare Corp*                                             191,575
     11,100 CONMED Corp*                                                 187,257
      6,360 Cooper Cos Inc                                               305,280
     13,402 Cygnus Inc*                                                   67,010
      6,595 Datascope Corp                                               220,867
     12,220 Diagnostic Products Corp                                     538,902
     11,045 Haemonetics Corp*                                            420,815
      6,730 Hologic Inc*                                                  59,897
      8,920 Inamed Corp*                                                 169,926
     13,330 Invacare Corp                                                446,555
     10,325 Mentor Corp                                                  288,274
      6,260 Osteotech Inc*                                                21,910
      5,780 PolyMedica Corp*                                              95,370
     13,655 ResMed Inc*                                                  761,949
     13,220 Respironics Inc*                                             445,250
     10,350 Sola International Inc*                                      165,393
      4,250 Spacelabs Medical Inc*                                        46,963
      7,300 SurModics Inc*                                               261,267
     16,660 Sybron Dental Specialties Inc*                               341,530
     10,660 Syncor International Corp*                                   309,140
     12,920 Theragenics Corp*                                            114,988
     14,490 Varian Medical Systems Inc*                                  972,279
      5,630 Vital Signs Inc                                              152,292
                                                                      $6,584,689

OFFICE EQUIPMENT & SUPPLIES --- 0.5%
      5,490 New England Business Service Inc                              95,910
     12,050 Standard Register Co                                         195,090
     14,535 United Stationers Inc*                                       407,707
                                                                        $698,707

OIL & GAS --- 6.2%
      6,030 Atwood Oceanics Inc*                                         183,975
     13,715 Cabot Oil & Gas Corp Class A                                 330,532
     14,340 Cal Dive International Inc*                                  299,563
      6,523 Carbo Ceramics Inc*                                          237,307
      7,550 Dril-Quip Inc*                                               128,803
      8,040 Evergreen Resources Inc*                                     321,118
     22,480 Input/Output Inc*                                            180,964
      6,100 Key Production Co Inc*                                        95,160
     10,785 Lone Star Technologies Inc*                                  177,305
     19,360 Louis Dreyfus Natural Gas Corp*                              766,656
     19,680 Newfield Exploration Co*                                     685,061
      7,270 Nuevo Energy Co*                                             102,507
     10,200 Oceaneering International Inc*                               198,900
      9,475 Offshore Logistics Inc*                                      189,026
      9,465 Patina Oil & Gas Corp                                        255,082
      7,630 Plains Resources Inc*                                        208,299
     23,560 Pogo Producing Co                                            643,659
      5,550 Prima Energy Corp*                                           134,921
      9,500 Remington Oil & Gas Corp*                                    163,400
      8,775 SEACOR SMIT Inc*                                             347,841
     10,965 Seitel Inc*                                                  149,124
     12,280 St Mary Land & Exploration Co                                251,372
     11,375 Stone Energy Corp*                                           449,881
     10,920 Swift Energy Co*                                             258,258
      6,070 TETRA Technologies Inc*                                      103,311
     17,220 Tom Brown Inc*                                               402,087
     15,849 Unit Corp*                                                   173,547
     14,065 Veritas DGC Inc*                                             216,038
     27,685 Vintage Petroleum Inc                                        484,211
     53,703 XTO Energy Inc                                               966,645
                                                                      $9,104,553

PAPER & FOREST PRODUCTS --- 0.4%
     15,095 Buckeye Technologies Inc*                                    133,591
     12,330 Caraustar Industries Inc                                      96,174
      6,750 Chesapeake Corp                                              191,160
      5,175 Deltic Timber Corp                                           137,138
      6,819 Pope & Talbot Inc                                             88,647
                                                                        $646,710

PHARMACEUTICALS --- 1.1%
     17,755 Alpharma Inc Class A                                         491,814
      9,095 MGI Pharma Inc*                                              114,688
     13,160 Medicis Pharmaceutical Corp Class A*                         759,200
      9,750 Noven Pharmaceuticals Inc*                                   209,040
                                                                      $1,574,742

PHOTOGRAPHY/IMAGING --- 0.5%
     11,940 Concord Camera Corp*                                          47,402
     22,500 Pinnacle Systems Inc*                                         96,975
     13,760 Zebra Technologies Corp Class A*                             633,923
                                                                        $778,300

PRINTING & PUBLISHING --- 0.6%
     14,600 Bowne & Co Inc                                               152,570
      5,660 Consolidated Graphics Inc*                                    92,824
      9,420 Information Holdings Inc*                                    206,392
     12,650 John H Harland Co                                            245,031
     14,115 Penton Media Inc                                              98,099
      6,240 Thomas Nelson Inc                                             52,728
                                                                        $847,644

RAILROADS --- 0.2%
     25,635 Kansas City Southern Industries Inc*                         320,438
                                                                        $320,438

REAL ESTATE --- 0.6%
      9,236 Colonial Properties Trust REIT*                              275,695
     11,848 Kilroy Realty Corp*                                          277,362
     13,095 Shurgard Storage Centers Inc REIT Class A*                   393,636
                                                                        $946,693

RESTAURANTS --- 3.2%
     16,295 Applebee's International Inc                                 490,480
     12,070 CEC Entertainment Inc*                                       467,592
     20,835 Cheesecake Factory Inc*                                      587,547
      8,780 IHOP Corp*                                                   224,417
     17,180 Jack In The Box Inc*                                         422,628
      9,440 Landry's Seafood Restaurants Inc                             165,672
     10,500 Lone Star Steakhouse & Saloon Inc                            136,080
      9,940 Luby's Inc                                                    60,137
      8,050 O'Charley's Inc*                                             128,720
      5,180 PF Changs China Bistro Inc*                                  205,283
      6,075 Panera Bread Co Class A*                                     249,986
      9,295 Rare Hospitality International Inc*                          169,448
     28,170 Ruby Tuesday Inc                                             485,651
     13,300 Ryan's Family Steak Houses Inc*                              239,400
     11,700 Sonic Corp*                                                  392,067
     12,707 Steak N Shake Co*                                            135,965
      9,710 Triarc Cos Inc*                                              224,301
                                                                      $4,785,374

RETAIL --- 6.9%
     22,659 99 Cents Only Stores*                                        805,527
      8,339 Advanced Marketing Services Inc*                             129,171
     12,600 AnnTaylor Stores Corp*                                       277,200
      5,590 Building Materials Holding Corp*                              67,080
     19,490 Burlington Coat Factory Warehouse Corp                       291,376
     21,775 Casey's General Stores Inc                                   271,099
     10,875 Cato Corp Class A                                            184,331
     11,605 Chicos FAS Inc*                                              301,730
      7,225 Christopher & Banks Corp*                                    238,064
      9,210 Cost Plus Inc*                                               179,135
      7,310 Discount Auto Parts Inc*                                     122,077
      8,050 Dress Barn Inc*                                              182,252
      5,560 Factory 2-U Stores Inc*                                       78,618
      8,670 Footstar Inc*                                                289,578
      9,550 Genesco Inc*                                                 174,288
     14,170 Goody's Family Clothing Inc*                                  65,891
     16,920 Great Atlantic & Pacific Tea Co Inc                          314,374
      9,986 Group 1 Automotive Inc*                                      267,625
     11,450 Gymboree Corp*                                                99,043
      7,520 Hancock Fabrics Inc                                           88,360
      8,850 Hot Topic Inc*                                               223,728
     10,305 Hughes Supply Inc                                            243,404
     18,260 Insight Enterprises Inc*                                     296,725
      8,150 Jo-Ann Stores Inc Class A*                                    37,653
     17,870 Linens 'n Things Inc*                                        325,234
     18,040 Men's Wearhouse Inc*                                         358,455
     13,910 Michaels Stores Inc*                                         714,557
     22,750 O'Reilly Automotive Inc*                                     642,915
     14,340 Pacific Sunwear of California Inc*                           197,175
     23,450 Pep Boys - Manny Moe & Jack                                  275,538
     42,225 Pier 1 Imports Inc                                           464,897
      7,810 School Specialty Inc*                                        241,720
     12,690 ShopKo Stores Inc*                                           109,769
     18,000 Stein Mart Inc*                                              143,460
      4,770 Ultimate Electronics Inc*                                     86,528
      9,422 Wet Seal Inc Class A*                                        191,738
     23,560 Whole Foods Market Inc*                                      818,710
     15,180 Zale Corp*                                                   434,452
                                                                     $10,233,477

SAVINGS & LOANS --- 1.4%
     10,150 Anchor Bancorp Wisconsin Inc                                 159,863
     12,301 Downey Financial Corp                                        432,257
      7,520 FirstFed Financial Corp*                                     167,245
      9,830 MAF Bancorp Inc                                              275,240
     14,500 Staten Island Bancorp Inc                                    419,630
     25,360 Washington Federal Inc                                       574,404
                                                                      $2,028,639

SHOES --- 0.8%
      7,605 Brown Shoe Co Inc                                             83,655
      4,320 K-Swiss Inc                                                  121,262
     18,200 Stride Rite Corp                                             112,476
     17,420 Timberland Co Class A*                                       565,802
     18,270 Wolverine World Wide Inc                                     269,117
                                                                      $1,152,312

SPECIALIZED SERVICES --- 6.4%
      5,410 4Kids Entertainment Inc*                                     113,610
     10,355 ABM Industries Inc                                           282,692
      8,870 ADVO Inc*                                                    319,941
      7,390 AT Cross Co Class A*                                          40,276
      8,830 Aaron Rents Inc                                              154,084
      6,985 Action Performance Cos Inc*                                  183,077
     11,925 Administaff Inc*                                             268,193
      3,700 Angelica Corp                                                 34,040
     12,715 Arbitron Inc*                                                343,305
      8,340 CDI Corp*                                                    146,784
      3,350 CPI Corp                                                      53,600
     15,845 Central Parking Corp                                         240,844
     15,185 Cerner Corp*                                                 816,194
      4,275 Chemed Corp                                                  121,196
     24,300 Copart Inc*                                                  713,205
      9,245 Corinthian Colleges Inc*                                     337,720
      5,590 Department 56 Inc*                                            39,130
      5,960 Enesco Group Inc*                                             28,429
      7,200 FYI Inc*                                                     258,840
     14,605 FactSet Research Systems Inc                                 361,474
     13,070 Fossil Inc*                                                  237,090
      8,675 Franklin Covey Co*                                            30,710
      9,000 G&K Services Inc Class A                                     248,490
     15,985 Global Payments Inc                                          478,751
      5,720 Hall Kinion & Associates Inc*                                 29,115
      8,385 Heidrick & Struggles International Inc*                      127,117
     10,335 ITT Educational Services Inc*                                393,350
     12,820 Information Resources Inc*                                    92,945
      5,100 Insurance Auto Auctions Inc*                                  74,052
      9,750 Kroll Inc*                                                   156,000
     17,825 Labor Ready Inc*                                              63,457
      6,700 MemberWorks Inc*                                              60,300
     14,820 National Data Corp                                           521,664
     10,085 On Assignment Inc*                                           163,478
     10,815 Pegasus Solutions Inc*                                       110,854
      9,300 Pre-Paid Legal Services Inc*                                 141,825
     20,830 Profit Recovery Group International Inc*                     143,727
     18,250 Regis Corp                                                   387,995
      8,750 Russ Berrie & Co Inc                                         229,425
     25,640 Spherion Corp*                                               184,608
      6,110 StarTek Inc*                                                 103,015
     17,930 Tetra Tech Inc*                                              464,028
      6,620 Volt Information Sciences Inc*                                76,461
                                                                      $9,375,091

TELEPHONE & TELECOMMUNICATIONS --- 0.4%
      7,460 Boston Communications Group Inc*                              69,005
     23,340 General Communication Inc Class A*                           271,211
     10,462 Metro One Telecommunications*                                315,429
                                                                        $655,645

TEXTILES --- 0.9%
      5,700 Ashworth Inc*                                                 28,386
      2,800 Haggar Corp                                                   30,100
     22,375 Interface Inc                                                 89,724
      9,900 Kellwood Co                                                  192,951
     14,405 Nautica Enterprises Inc*                                     174,589
      5,340 OshKosh B'Gosh Inc Class A                                   185,512
      3,200 Oxford Industries Inc                                         71,840
     12,000 Phillips-Van Heusen Corp                                     102,480
      9,890 Quiksilver Inc*                                              130,251
     13,925 Russell Corp                                                 171,556
     14,050 Wellman Inc                                                  177,171
                                                                      $1,354,560

TOBACCO --- 0.1%
      6,450 Schweitzer-Mauduit International Inc                         154,478
                                                                        $154,478

TRANSPORTATION --- 1.9%
      8,890 Arkansas Best Corp                                           209,093
     10,800 Arnold Industries Inc                                        233,496
      9,390 Forward Air Corp*                                            247,239
     13,825 Heartland Express Inc*                                       324,888
     10,625 Kirby Corp*                                                  273,063
      3,725 Landstar System Inc*                                         266,971
      8,440 Roadway Express Inc                                          229,990
     11,450 USFreightways Corp                                           356,210
     20,765 Werner Enterprises Inc                                       449,562
     10,530 Yellow Corp*                                                 231,660
                                                                      $2,822,172

UTILITIES --- 2.3%
     17,845 Atmos Energy Corp                                            384,560
      4,810 Cascade Natural Gas Corp                                      97,162
     13,470 Energen Corp                                                 330,015
      8,240 Laclede Group Inc*                                           187,872
      5,980 NUI Corp                                                     121,693
      7,750 New Jersey Resources Corp                                    348,750
     10,925 Northwest Natural Gas Co                                     261,108
     14,000 Piedmont Natural Gas Co Inc                                  445,200
     23,578 Southern Union Co*                                           449,868
     14,120 Southwest Gas Corp                                           290,872
     11,000 Southwestern Energy Co*                                      129,800
     11,825 UGI Corp                                                     341,743
                                                                      $3,388,643

WATER --- 0.6%
      4,400 American States Water Co                                     146,960
     23,805 Philadelphia Suburban Corp                                   678,443
                                                                        $825,403

TOTAL COMMON STOCK --- 98.2%                                        $145,020,071
(Cost $154,304,602)

SHORT-TERM INVESTMENTS

U.S. AGENCY --- 1.5%
  2,255,000 Fannie Mae                                                 2,255,000
                                                                      $2,255,000

U.S. GOVERNMENTS --- 0.2%
    350,000 United States of America (1)                                 348,744
                                                                        $348,744

TOTAL SHORT-TERM INVESTMENTS --- 1.8%                                 $2,603,744
(Cost $2,603,744)

TOTAL ORCHARD INDEX 600 FUND --- 100.0%                             $147,623,815
(Cost $156,908,346)


The Orchard Series Fund

Orchard Money Market Fund

SHORT-TERM INVESTMENTS

AGENCY --- 100.0%
    196,000 Fannie Mae                                                   196,000
    200,000 Fannie Mae                                                   199,979
    800,000 Fannie Mae                                                   792,042
    300,000 Fannie Mae                                                   299,800
    200,000 Fannie Mae                                                   199,895
    170,000 Federal Farm Credit                                          169,862
    300,000 Federal Farm Credit                                          297,786
    350,000 Federal Farm Credit                                          346,677
    240,000 Federal Farm Credit                                          239,521
    260,000 Federal Farm Credit                                          259,388
    500,000 Federal Home Loan Bank                                       499,952
    150,000 Federal Home Loan Bank                                       148,850
    200,000 Federal Home Loan Bank                                       198,085
    312,000 Freddie Mac                                                  310,028
    271,000 Freddie Mac                                                  270,020
    500,000 Freddie Mac                                                  499,336
  1,000,000 Freddie Mac                                                  994,067
    174,000 Freddie Mac                                                  172,685
    240,000 Sallie Mae                                                   239,726
                                                                      $6,333,699

TOTAL SHORT-TERM INVESTMENTS --- 100.0%                               $6,333,699
(Cost $6,333,699)

TOTAL ORCHARD MONEY MARKET FUND --- 100.0%                            $6,333,699
(Cost $6,333,699)


The Orchard Series Fund

Orchard Nasdaq - 100 Index (R) Fund

COMMON STOCK

BIOTECHNOLOGY --- 6.1%
      3,448 Genzyme Corp*                                                186,020
      1,240 Gilead Sciences Inc*                                          77,996
      1,683 Human Genome Sciences Inc*                                    71,746
      2,191 IDEC Pharmaceuticals Corp*                                   131,416
      9,705 Immunex Corp*                                                231,852
      3,196 Millennium Pharmaceuticals Inc*                               81,370
                                                                        $780,400

BROADCAST/MEDIA --- 4.7%
      2,197 Adelphia Communications Corp Class A*                         48,620
      5,943 Comcast Corp Class A*                                        212,997
      3,290 EchoStar Communications Corp Class A*                         76,295
      5,727 Gemstar-TV Guide International Inc*                          116,086
      2,681 PanAmStat Corp*                                               56,784
      4,729 USA Networks Inc*                                             87,203
                                                                        $597,985

COMMUNICATIONS - EQUIPMENT --- 12.0%
     13,065 ADC Telecommunications Inc*                                   59,446
     34,657 Cisco Systems Inc*                                           586,396
      2,550 Comverse Technology Inc*                                      47,966
     17,981 JDS Uniphase Corp*                                           143,668
      4,574 Network Appliance Inc*                                        60,834
     12,157 QUALCOMM Inc*                                                597,152
      3,091 Tellabs Inc*                                                  42,192
                                                                      $1,537,654

COMPUTER HARDWARE & SYSTEMS --- 5.6%
      2,327 3Com Corp*                                                     9,634
      6,483 Apple Computer Inc*                                          113,841
      3,073 Brocade Communications Systems Inc*                           75,442
     12,691 Dell Computer Corp*                                          304,330
      7,109 Palm Inc*                                                     17,488
     18,780 Sun Microsystems Inc*                                        190,617
                                                                        $711,352

COMPUTER SOFTWARE & SERVICES --- 30.3%
      3,105 Adobe Systems Inc                                             81,972
      3,202 Ariba Inc*                                                    10,567
      4,843 BEA Systems Inc*                                              58,794
      4,010 BroadVision Inc*                                               8,180
      5,009 CMGI Inc*                                                      7,564
      2,068 CNET Networks Inc*                                            10,216
      3,084 Check Point Software Technologies Ltd*                        91,040
      2,941 Citrix Systems Inc*                                           68,819
      3,031 Compuware Corp*                                               31,159
      7,522 Concord EFS Inc*                                             205,877
      1,820 Electronic Arts Inc*                                          93,657
      3,104 Fiserv Inc*                                                  115,438
      1,555 Inktomi Corp*                                                  6,609
      3,488 Intuit Inc*                                                  140,287
      2,798 Juniper Networks Inc*                                         62,088
      1,176 Mercury Interactive Corp*                                     28,012
     24,551 Microsoft Corp*                                            1,427,640
      5,750 Novell Inc*                                                   20,355
     30,819 Oracle Corp*                                                 417,906
      4,732 Parametric Technology Corp*                                   33,171
      4,708 Paychex Inc                                                  150,938
      5,666 PeopleSoft Inc*                                              168,677
      2,792 Rational Software Corp*                                       36,631
      2,020 RealNetworks Inc*                                             11,453
      7,149 Siebel Systems Inc*                                          116,743
      5,418 VERITAS Software Corp*                                       153,763
      2,532 VeriSign Inc*                                                 98,014
      3,651 Yahoo! Inc*                                                   39,723
      2,698 eBay Inc*                                                    141,591
      5,914 i2 Technologies Inc*                                          26,968
                                                                      $3,863,852

CONTAINERS --- 0.4%
      3,162 Smurfit - Stone Container Corp                                46,829
                                                                         $46,829

ELECTRONIC INSTRUMENTS & EQUIP --- 3.6%
      4,616 Atmel Corp*                                                   36,697
      6,946 Flextronics International Ltd*                               138,225
      1,469 Microchip Technology Inc*                                     45,862
      1,285 Molex Inc                                                     37,175
      2,044 NVIDIA Corp*                                                  87,606
      2,485 RF Micro Devices Inc*                                         50,793
      4,542 Sanmina Corp*                                                 68,766
                                                                        $465,124

ELECTRONICS - SEMICONDUCTOR --- 17.5%
      7,193 Altera Corp*                                                 145,299
      5,600 Applied Materials Inc*                                       191,016
      4,633 Applied Micro Circuits Corp*                                  51,102
      2,209 Broadcom Corp Class A*                                        76,012
      3,693 Conexant Systems Inc*                                         37,484
     31,226 Intel Corp                                                   762,539
      2,981 KLA-Tencor Corp*                                             121,804
      5,627 Linear Technology Corp                                       218,328
      6,096 Maxim Integrated Products Inc*                               278,892
      1,938 Novellus Systems Inc*                                         64,012
      2,400 PMC-Sierra Inc*                                               38,952
      1,254 QLogic Corp*                                                  49,345
      2,730 Vitesse Semiconductor Corp*                                   25,771
      5,861 Xilinx Inc*                                                  178,292
                                                                      $2,238,848

HEALTH CARE RELATED --- 6.3%
      6,468 Amgen Inc*                                                   367,512
      2,417 Biogen Inc*                                                  132,935
      3,525 Chiron Corp*                                                 189,716
      3,030 MedImmune Inc*                                               118,897
                                                                        $809,060

HEAVY TRUCKS & PARTS --- 0.5%
      1,135 PACCAR Inc                                                    59,951
                                                                         $59,951

MEDICAL PRODUCTS --- 1.1%
      4,807 Biomet Inc                                                   146,614
                                                                        $146,614

MISCELLANEOUS --- 1.6%
      2,701 Cintas Corp                                                  109,174
     12,637 Nextel Communications Inc Class A*                           100,464
                                                                        $209,638

PHARMACEUTICALS --- 0.7%
      1,086 Abgenix Inc*                                                  32,352
        915 Andrx Group*                                                  59,411
                                                                         $91,763

RESTAURANTS --- 0.9%
      7,025 Starbucks Corp*                                              120,268
                                                                        $120,268

RETAIL --- 2.6%
      3,193 Amazon.com Inc*                                               22,287
      5,154 Bed Bath & Beyond Inc*                                       129,159
      3,150 Costco Wholesale Corp*                                       119,165
      4,078 Staples Inc*                                                  59,457
                                                                        $330,068

SPECIALIZED SERVICES --- 0.4%
      1,565 TMP Worldwide Inc*                                            46,715
                                                                         $46,715

TELEPHONE & TELECOMMUNICATIONS --- 2.8%
      5,149 CIENA Corp*                                                   83,723
     13,115 LM Ericsson AB                                                56,001
      3,387 Level 3 Communications Inc*                                   11,651
      6,683 McLeodUSA Inc Class A*                                         5,012
      7,900 Metromedia Fiber Network Inc Class A*                          5,688
     14,094 WorldCom Inc-WorldCom Group                                  189,564
      4,867 XO Communications Inc Class A*                                 4,478
                                                                        $356,117

TOTAL COMMON STOCK --- 97.3%                                         $12,412,238
(Cost $18,553,027)

SHORT-TERM INVESTMENTS

U.S. GOVERNMENTS --- 2.7%
    350,000 United States of America (1)                                 348,753
                                                                        $348,753

TOTAL SHORT-TERM INVESTMENTS --- 2.7%                                   $348,753
(Cost $348,753)

TOTAL ORCHARD NASDAQ - 100 INDEX (R) FUND --- 100.0%                 $12,760,991
(Cost $18,901,780)


The Orchard Series Fund

Orchard S&P 500 Index (R) Fund

COMMON STOCK

AEROSPACE & DEFENSE --- 1.2%
     46,448 Boeing Co                                                  1,514,205
     10,640 General Dynamics Corp                                        868,224
      5,550 Goodrich Corp                                                118,493
     23,120 Lockheed Martin Corp                                       1,127,562
      4,590 Northrop Grumman Corp                                        458,771
     20,008 Raytheon Co Class B                                          660,158
      9,790 Rockwell Collins                                             132,165
      9,790 Rockwell International Corp                                  134,906
     25,060 United Technologies Corp                                   1,350,483
                                                                      $6,364,967

AIRLINES --- 0.2%
      8,120 AMR Corp*                                                    147,784
      6,530 Delta Air Lines Inc                                          149,276
     40,642 Southwest Airlines Co                                        646,208
      3,620 US Airways Group Inc*                                         16,688
                                                                        $959,956

AUTO PARTS & EQUIPMENT --- 0.2%
      3,880 Cooper Tire & Rubber Co                                       51,255
     29,942 Delphi Automotive Systems Corp                               347,627
      9,145 Genuine Parts Co                                             297,213
      8,450 Goodyear Tire & Rubber Co                                    157,424
      7,006 Visteon Corp                                                  83,371
                                                                        $936,890

AUTOMOBILES --- 0.5%
     97,480 Ford Motor Co                                              1,564,554
     29,240 General Motors Corp                                        1,208,197
                                                                      $2,772,751

BANKS --- 6.2%
     19,830 AmSouth Bancorp                                              342,861
     23,332 BB&T Corp                                                    748,957
     61,998 Bank One Corp                                              2,057,714
     85,381 Bank of America Corp                                       5,036,625
     39,190 Bank of New York Co Inc                                    1,332,852
      9,450 Comerica Inc                                                 435,551
     30,593 Fifth Third Bancorp                                        1,726,057
     57,740 FleetBoston Financial Corp                                 1,897,336
     13,460 Huntington Bancshares Inc                                    207,688
    105,692 JP Morgan Chase & Co                                       3,737,269
     22,630 KeyCorp                                                      481,114
     25,390 Mellon Financial Corp                                        853,104
     32,020 National City Corp                                           845,328
     11,850 Northern Trust Corp                                          598,307
     15,360 PNC Financial Services Group                                 843,264
     12,130 Regions Financial Corp                                       326,418
     18,180 SouthTrust Corp                                              411,959
     17,340 State Street Corp                                            789,664
     15,530 SunTrust Banks Inc                                           929,626
     15,410 Synovus Financial Corp                                       354,738
    101,519 US Bancorp                                                 1,805,008
      7,320 Union Planters Corp                                          296,460
     74,777 Wachovia Corp                                              2,138,622
     91,380 Wells Fargo & Co                                           3,609,510
      4,877 Zions Bancorp                                                233,706
                                                                     $32,039,738

BROADCAST/MEDIA --- 0.6%
     31,300 Clear Channel Communications Inc*                          1,193,156
     50,310 Comcast Corp Class A*                                      1,803,110
     11,100 Univision Communications Inc Class A*                        277,500
                                                                      $3,273,766

BUILDING MATERIALS --- 0.2%
     24,150 Masco Corp                                                   478,895
      8,420 Sherwin-Williams Co                                          205,111
      5,440 Vulcan Materials Co                                          226,141
                                                                        $910,147

CHEMICALS --- 1.3%
     12,150 Air Products & Chemicals Inc                                 486,486
      5,910 Avery Dennison Corp                                          273,633
     47,784 Dow Chemical Co                                            1,588,818
     55,589 EI du Pont de Nemours & Co                                 2,223,004
      4,130 Eastman Chemical Co                                          141,700
      6,890 Engelhard Corp                                               180,380
      1,650 FMC Corp*                                                     78,309
      2,710 Great Lakes Chemical Corp                                     57,479
      5,810 Hercules Inc                                                  43,924
     10,200 Jabil Circuit Inc*                                           216,240
      8,970 PPG Industries Inc                                           438,005
      8,550 Praxair Inc                                                  403,389
     11,747 Rohm & Haas Co                                               381,425
      4,100 Sigma-Aldrich Corp                                           153,832
                                                                      $6,666,624

COMMUNICATIONS - EQUIPMENT --- 2.6%
     41,720 ADC Telecommunications Inc*                                  189,826
      4,360 Andrew Corp*                                                  79,221
     15,152 Avaya Inc*                                                   135,307
     17,400 CIENA Corp*                                                  282,924
    389,788 Cisco Systems Inc*                                         6,595,213
      9,420 Comverse Technology Inc*                                     177,190
     49,250 Corning Inc                                                  396,955
     69,970 JDS Uniphase Corp*                                           559,060
    181,595 Lucent Technologies Inc                                    1,216,687
     17,240 Network Appliance Inc*                                       229,292
    169,916 Nortel Networks Corp                                         987,212
     40,340 QUALCOMM Inc*                                              1,981,501
      8,700 Scientific-Atlanta Inc                                       181,569
     21,910 Tellabs Inc*                                                 299,072
                                                                     $13,311,029

COMPUTER HARDWARE & SYSTEMS --- 3.9%
     18,540 Apple Computer Inc*                                          325,562
     89,997 Compaq Computer Corp                                         787,474
    138,560 Dell Computer Corp*                                        3,322,669
    117,572 EMC Corp*                                                  1,448,487
     17,310 Gateway Inc*                                                  97,802
    103,510 Hewlett-Packard Co                                         1,742,073
     92,510 International Business Machines Corp                       9,997,556
      6,820 Lexmark International Group Inc Class A*                     305,195
      5,170 NCR Corp*                                                    183,277
     30,296 Palm Inc*                                                     74,528
    173,520 Sun Microsystems Inc*                                      1,761,228
     16,910 Unisys Corp*                                                 151,006
                                                                     $20,196,857

COMPUTER SOFTWARE & SERVICES --- 6.2%
     12,720 Adobe Systems Inc                                            335,808
      2,890 Autodesk Inc                                                  96,006
     33,230 Automatic Data Processing Inc                              1,716,662
     13,030 BMC Software Inc*                                            196,362
      9,890 Citrix Systems Inc*                                          231,426
     30,675 Computer Associates International Inc                        948,471
      9,060 Computer Sciences Corp*                                      325,345
     19,650 Compuware Corp*                                              202,002
     25,200 Concord EFS Inc*                                             689,724
     24,900 Electronic Data Systems Corp                               1,602,813
      7,550 Equifax Inc                                                  168,818
     20,880 First Data Corp                                            1,410,862
      9,900 Fiserv Inc*                                                  368,181
     11,060 Intuit Inc*                                                  444,833
      4,300 Mercury Interactive Corp*                                    102,426
    286,560 Microsoft Corp*                                           16,663,464
     17,020 Novell Inc*                                                   60,251
    298,928 Oracle Corp*                                               4,053,464
     14,250 Parametric Technology Corp*                                   99,893
     19,900 Paychex Inc                                                  637,994
     15,480 PeopleSoft Inc*                                              460,840
      7,103 Sabre Holdings Corp*                                         186,809
      6,500 Sapient Corp*                                                 28,015
     23,950 Siebel Systems Inc*                                          391,104
     21,200 VERITAS Software Corp*                                       601,656
     29,920 Yahoo! Inc*                                                  325,530
                                                                     $32,348,759

CONGLOMERATES --- 0.0%
      7,570 Textron Inc                                                  239,591
                                                                        $239,591

CONTAINERS --- 0.1%
      1,530 Ball Corp                                                     94,156
      2,860 Bemis Co Inc                                                 123,752
      8,440 Pactiv Corp*                                                 136,728
      2,670 Temple-Inland Inc                                            133,473
                                                                        $488,109

COSMETICS & PERSONAL CARE --- 0.5%
      3,070 Alberto-Culver Co Class B                                    129,708
     12,640 Avon Products Inc                                            591,931
     56,150 Gillette Co                                                1,745,704
      5,180 International Flavors & Fragrances Inc                       147,682
                                                                      $2,615,025

DISTRIBUTORS --- 0.7%
      5,471 AmericsourceBergen Corp*                                     347,737
     23,715 Cardinal Health Inc                                        1,591,514
     15,151 McKesson HBOC Inc                                            560,435
      7,150 SUPERVALU Inc                                                152,581
     35,820 SYSCO Corp                                                   863,620
                                                                      $3,515,887

ELECTRIC COMPANIES --- 2.4%
      6,620 Allegheny Energy Inc                                         241,961
      7,290 Ameren Corp                                                  292,329
     17,160 American Electric Power Co Inc                               719,004
      7,000 CMS Energy Corp                                              150,570
      8,470 Cinergy Corp                                                 255,625
     11,350 Consolidated Edison Inc                                      448,212
      8,760 Constellation Energy Group                                   195,961
      8,790 DTE Energy Co                                                366,455
     13,079 Dominion Resources Inc                                       799,388
     40,988 Duke Energy Corp                                           1,574,349
     17,480 Edison International                                         248,391
     11,810 Entergy Corp                                                 458,819
     17,052 Exelon Corp                                                  717,378
      9,430 FPL Group Inc                                                500,733
     11,980 FirstEnergy Corp                                             412,831
      6,360 GPU Inc                                                      252,174
     18,080 Mirant Corp*                                                 470,080
      8,550 Niagara Mohawk Holdings Inc*                                 153,216
     20,690 PG&E Corp                                                    373,661
      7,827 PPL Corp                                                     267,292
      4,570 Pinnacle West Capital Corp                                   192,626
     11,352 Progress Energy Inc                                          478,714
      5,530 Progress Energy Inc @ (CVO)*                                       0
     11,060 Public Service Enterprise Group Inc                          435,322
     15,764 Reliant Energy Inc                                           440,604
     36,220 Southern Co                                                  865,658
     13,701 TXU Corp                                                     628,054
     18,254 Xcel Energy Inc                                              516,223
                                                                     $12,455,630

ELECTRONIC INSTRUMENTS & EQUIP --- 4.4%
     24,393 Agilent Technologies Inc*                                    543,232
     10,410 American Power Conversion Corp*                              133,977
      5,040 Cooper Industries Inc                                        195,048
     22,870 Emerson Electric Co                                        1,121,087
    528,930 General Electric Co                                       19,258,375
     10,427 Molex Inc                                                    301,653
      5,260 PerkinElmer Inc                                              141,547
      4,200 Power-One Inc*                                                33,222
     16,600 Sanmina Corp*                                                251,324
     34,590 Solectron Corp*                                              425,457
     11,750 Symbol Technologies Inc                                      150,988
      5,010 Tektronix Inc*                                                98,697
      3,090 Thomas & Betts Corp                                           56,114
      5,070 WW Grainger Inc                                              219,531
                                                                     $22,930,252

ELECTRONICS - SEMICONDUCTOR --- 4.1%
     18,280 Advanced Micro Devices Inc*                                  179,875
     20,660 Altera Corp*                                                 417,332
     19,180 Analog Devices Inc*                                          728,840
     43,300 Applied Materials Inc*                                     1,476,963
     16,000 Applied Micro Circuits Corp*                                 176,480
     13,570 Broadcom Corp Class A*                                       466,944
     13,026 Conexant Systems Inc*                                        132,214
    358,050 Intel Corp                                                 8,743,581
      9,840 KLA-Tencor Corp*                                             402,062
     19,170 LSI Logic Corp*                                              324,932
     16,970 Linear Technology Corp                                       658,436
     17,310 Maxim Integrated Products Inc*                               791,933
     31,770 Micron Technology Inc*                                       723,085
    116,990 Motorola Inc                                               1,915,126
      9,300 National Semiconductor Corp*                                 241,614
      7,500 Novellus Systems Inc*                                        247,725
      8,757 PMC-Sierra Inc*                                              142,126
      4,970 QLogic Corp*                                                 195,570
      9,330 Teradyne Inc*                                                215,057
     92,430 Texas Instruments Inc                                      2,587,116
      9,800 Vitesse Semiconductor Corp*                                   92,512
     17,670 Xilinx Inc*                                                  537,521
                                                                     $21,397,044

ENGINEERING & CONSTRUCTION --- 0.0%
      4,060 Fluor Corp                                                   151,113
                                                                        $151,113

FINANCIAL SERVICES --- 5.9%
     27,990 AFLAC Inc                                                    684,635
      5,680 Ambac Financial Group Inc                                    272,640
     70,450 American Express Co                                        2,073,344
    267,740 Citigroup Inc                                             12,187,525
     21,548 Equity Office Properties*                                    614,118
     53,270 Fannie Mae (nonvtg)                                        4,312,739
     14,140 Franklin Resources Inc                                       453,894
     36,850 Freddie Mac                                                2,499,167
     16,400 John Hancock Financial Services*                             558,912
      7,950 MBIA Inc                                                     366,177
     45,392 MBNA Corp                                                  1,253,273
     40,000 MetLife Inc                                                1,076,000
      8,420 Moody's Corp                                                 292,342
     59,272 Morgan Stanley Dean Witter & Co                            2,899,586
     11,760 Stilwell Financial Inc                                       236,494
      6,540 T Rowe Price Group Inc                                       181,550
      8,710 USA Education Inc                                            710,388
                                                                     $30,672,784

FOOD & BEVERAGES --- 4.2%
      1,930 Adolph Coors Co Class B                                       96,018
     47,800 Anheuser-Busch Cos Inc                                     1,991,348
      3,640 Brown-Forman Corp Class B                                    216,362
     21,750 Campbell Soup Co                                             614,220
    132,480 Coca-Cola Co                                               6,343,142
     22,910 Coca-Cola Enterprises Inc                                    420,399
     28,640 ConAgra Foods Inc                                            655,856
     15,160 General Mills Inc                                            696,147
     18,550 HJ Heinz Co                                                  787,262
      7,240 Hershey Foods Corp                                           461,405
     21,660 Kellogg Co                                                   660,630
      7,550 Pepsi Bottling Group Inc                                     350,924
     94,254 PepsiCo Inc                                                4,591,112
     16,540 Ralston Purina Group                                         542,347
     41,940 Sara Lee Corp                                                934,843
     30,396 Unilever NV NY Shrs                                        1,579,984
     12,080 Wm Wrigley Jr Co                                             604,604
                                                                     $21,546,603

GOLD, METALS & MINING --- 0.7%
     17,040 Alcan Inc                                                    520,572
     45,998 Alcoa Inc                                                  1,484,355
      4,355 Allegheny Technologies Inc                                    64,454
     21,150 Barrick Gold Corp                                            329,729
      7,820 Freeport-McMoRan Copper & Gold Inc Class B*                   86,802
     14,040 Homestake Mining Co                                          115,128
      9,710 Inco Ltd*                                                    132,444
     10,323 Newmont Mining Corp                                          239,494
      4,200 Nucor Corp                                                   173,460
      4,244 Phelps Dodge Corp                                            123,076
     17,580 Placer Dome Inc                                              200,588
      4,800 USX-US Steel Group                                            69,072
      4,580 Worthington Industries Inc                                    59,540
                                                                      $3,598,714

HARDWARE & TOOLS --- 0.1%
      4,350 Black & Decker Corp                                          143,942
      3,140 Snap-on Inc                                                   84,026
      4,540 Stanley Works                                                173,973
                                                                        $401,941

HEALTH CARE RELATED --- 6.4%
     82,520 Abbott Laboratories                                        4,371,910
      7,640 Aetna Inc*                                                   211,170
      7,040 Allergan Inc                                                 505,402
     70,000 American Home Products Corp                                3,908,100
     55,510 Amgen Inc*                                                 3,154,078
      7,880 Biogen Inc*                                                  433,400
    103,540 Bristol-Myers Squibb Co                                    5,534,213
     10,120 Chiron Corp*                                                 544,658
     28,670 HCA Inc                                                    1,137,052
     20,740 HealthSouth Corp*                                            270,035
      9,020 Humana Inc*                                                  104,181
     28,438 Immunex Corp*                                                679,384
    161,266 Johnson & Johnson                                          9,338,914
      5,530 Manor Care Inc*                                              129,181
     11,400 MedImmune Inc*                                               447,336
      6,230 Quintiles Transnational Corp*                                 98,808
     17,210 Tenet Healthcare Corp*                                       989,919
     16,920 UnitedHealth Group Inc                                     1,112,490
      3,340 Wellpoint Health Networks Inc*                               372,711
                                                                     $33,342,942

HEAVY TRUCKS & PARTS --- 0.1%
      2,200 Cummins Engine Co Inc                                         68,882
      7,883 Dana Corp                                                     84,742
      3,650 Eaton Corp                                                   238,856
      3,140 Navistar International Corp*                                  94,200
      4,130 PACCAR Inc                                                   218,147
                                                                        $704,827

HOMEBUILDING --- 0.1%
      3,180 Centex Corp                                                  121,667
      2,380 KB HOME                                                       70,329
      2,710 Pulte Corp                                                    88,075
                                                                        $280,071

HOTELS/MOTELS --- 0.3%
     31,210 Carnival Corp                                                679,754
      6,270 Harrah's Entertainment Inc*                                  182,645
     19,790 Hilton Hotels Corp                                           169,402
     12,830 Marriott International Inc Class A                           401,964
     10,300 Starwood Hotels & Resorts Worldwide Inc                      227,012
                                                                      $1,660,777

HOUSEHOLD GOODS --- 2.0%
     12,580 Clorox Co                                                    449,106
     29,930 Colgate-Palmolive Co                                       1,721,574
      8,140 Fortune Brands Inc                                           299,959
     28,370 Kimberly-Clark Corp                                        1,574,819
     10,460 Leggett & Platt Inc                                          226,668
      4,050 Maytag Corp                                                  112,914
     14,239 Newell Rubbermaid Inc                                        393,566
     68,930 Procter & Gamble Co                                        5,085,655
      3,080 Tupperware Corp                                               62,801
      3,600 Whirlpool Corp                                               212,472
                                                                     $10,139,534

INSURANCE RELATED --- 3.9%
     38,600 Allstate Corp                                              1,211,268
    139,489 American International Group Inc                          10,963,835
     13,700 Aon Corp                                                     521,148
      7,940 CIGNA Corp                                                   578,826
      9,330 Chubb Corp                                                   637,239
      8,620 Cincinnati Financial Corp                                    320,664
     17,461 Conseco Inc*                                                  52,208
     12,590 Hartford Financial Services Group Inc                        679,860
      8,087 Jefferson-Pilot Corp                                         334,397
     10,030 Lincoln National Corp                                        424,771
     10,520 Loews Corp                                                   534,416
      5,760 MGIC Investment Corp                                         298,022
     14,720 Marsh & McLennan Cos Inc                                   1,424,160
      3,920 Progressive Corp                                             543,743
      6,860 SAFECO Corp                                                  211,562
     11,428 St Paul Cos Inc                                              524,545
      6,710 Torchmark Corp                                               248,471
     12,886 UnumProvident Corp                                           289,033
      6,683 XL Capital Ltd Class A                                       580,485
                                                                     $20,378,653

INVESTMENT BANK/BROKERAGE FIRM --- 0.8%
      5,598 Bear Stearns Cos Inc                                         302,292
     73,855 Charles Schwab Corp                                          951,252
     13,180 Lehman Brothers Holdings Inc                                 823,223
     44,730 Merrill Lynch & Co Inc                                     1,955,148
                                                                      $4,031,915

LEISURE & ENTERTAINMENT --- 2.6%
    235,910 AOL Time Warner Inc*                                       7,362,751
      4,650 Brunswick Corp                                                83,189
     16,130 Harley-Davidson Inc                                          730,044
     94,776 Viacom Inc Class B*                                        3,460,272
    111,370 Walt Disney Co                                             2,070,368
                                                                     $13,706,624

MACHINERY --- 0.3%
     18,320 Caterpillar Inc                                              819,270
     12,550 Deere & Co                                                   464,225
      8,650 Ingersoll-Rand Co                                            322,645
      9,610 Thermo Electron Corp*                                        203,155
                                                                      $1,809,295

MANUFACTURING --- 1.8%
      3,185 Crane Co                                                      65,229
      7,650 Danaher Corp                                                 426,411
     10,850 Dover Corp                                                   357,508
     42,966 Honeywell International Inc                                1,269,645
      4,740 ITT Industries Inc                                           227,947
     16,160 Illinois Tool Works Inc                                      924,352
      4,650 Johnson Controls Inc                                         336,288
      2,530 Millipore Corp                                               132,319
      6,600 Pall Corp                                                    133,980
      6,265 Parker-Hannifin Corp                                         224,914
      4,512 Sealed Air Corp*                                             180,660
    103,083 Tyco International Ltd                                     5,065,499
                                                                      $9,344,752

MEDICAL PRODUCTS --- 1.5%
     11,270 Applera Corp Applied Biosystems Group                        328,859
      2,890 Bausch & Lomb Inc                                             94,098
     31,500 Baxter International Inc                                   1,523,655
     13,720 Becton Dickinson & Co                                        491,176
     14,295 Biomet Inc                                                   435,998
     21,460 Boston Scientific Corp*                                      488,000
      2,690 CR Bard Inc                                                  147,681
     16,370 Guidant Corp*                                                679,519
     64,330 Medtronic Inc                                              2,592,499
      4,585 St Jude Medical Inc*                                         325,535
     10,500 Stryker Corp                                                 590,520
     10,354 Zimmer Holdings Inc*                                         320,042
                                                                      $8,017,582

MISCELLANEOUS --- 1.5%
     28,320 AES Corp*                                                    392,232
    134,758 AT&T Wireless Services Inc*                                1,945,906
      3,400 American Greetings Corp Class A                               47,668
     35,418 Archer-Daniels-Midland Co                                    493,373
     15,970 Calpine Corp*                                                395,258
      9,000 Cintas Corp                                                  363,780
      3,934 International Game Technology*                               200,831
     21,040 Minnesota Mining & Mftg Co                                 2,196,155
     40,820 Nextel Communications Inc Class A*                           324,519
     49,930 Sprint PCS*                                                1,113,439
      6,710 TRW Inc                                                      226,731
      7,213 Teco Energy Inc                                              185,735
                                                                      $7,885,627

OFFICE EQUIPMENT & SUPPLIES --- 0.1%
     13,190 Pitney Bowes Inc                                             483,545
     35,710 Xerox Corp                                                   249,970
                                                                        $733,515

OIL & GAS --- 6.8%
      4,780 Amerada Hess Corp                                            280,825
     13,311 Anadarko Petroleum Corp                                      759,393
      6,660 Apache Corp                                                  343,656
      3,760 Ashland Inc                                                  151,378
     17,788 Baker Hughes Inc                                             637,344
     11,240 Burlington Resources Inc                                     418,690
     56,771 ChevronTexaco Corp*                                        5,027,072
     33,285 Conoco Inc Class B*                                          855,425
      6,900 Devon Energy Corp                                            264,270
      6,200 EOG Resources                                                219,294
    367,422 Exxon Mobil Corp                                          14,494,798
     22,840 Halliburton Co                                               563,920
      5,082 Kerr-McGee Corp/Oryx Energy Co                               292,723
      3,240 McDermott International Inc*                                  34,344
      7,900 Nabors Industries Inc*                                       242,846
      7,140 Noble Drilling Corp*                                         218,127
     19,810 Occidental Petroleum Corp                                    501,589
     20,140 Phillips Petroleum Co                                      1,095,817
      5,090 Rowan Cos Inc*                                                85,970
    114,220 Royal Dutch Petroleum Co NY Shrs                           5,769,252
     30,550 Schlumberger Ltd                                           1,479,231
      4,480 Sunoco Inc                                                   167,686
     16,976 Transocean Sedco Forex Inc                                   511,826
     16,430 USX-Marathon Group                                           453,304
     12,950 Unocal Corp                                                  416,990
                                                                     $35,285,770

PAPER & FOREST PRODUCTS --- 0.5%
      3,050 Boise Cascade Corp                                            87,108
     12,062 Georgia-Pacific Group                                        334,841
     25,741 International Paper Co                                       921,528
      5,630 Louisiana-Pacific Corp                                        40,536
      5,300 Mead Corp                                                    142,252
      5,360 Westvaco Corp                                                131,588
     11,490 Weyerhaeuser Co                                              573,466
      5,890 Willamette Industries Inc                                    275,947
                                                                      $2,507,266

PERSONAL LOANS --- 0.4%
     11,010 Capital One Financial Corp                                   454,823
      6,240 Countrywide Credit Industries Inc                            249,163
     24,669 Household International Inc                                1,290,189
     15,210 Providian Financial Corp                                      59,167
                                                                      $2,053,342

PHARMACEUTICALS --- 6.5%
     59,830 Eli Lilly & Co                                             4,576,995
      9,400 Forest Laboratories Inc*                                     699,172
     12,000 King Pharmaceuticals Inc*                                    467,880
    122,130 Merck & Co Inc                                             7,793,115
    336,165 Pfizer Inc                                                14,085,314
     69,277 Pharmacia Corp                                             2,807,104
     77,970 Schering-Plough Corp                                       2,898,925
      5,500 Watson Pharmaceuticals Inc*                                  262,240
                                                                     $33,590,745

PHOTOGRAPHY/IMAGING --- 0.1%
     15,470 Eastman Kodak Co                                             395,568
                                                                        $395,568

POLLUTION CONTROL --- 0.2%
     10,520 Allied Waste Industries Inc*                                 104,358
     33,296 Waste Management Inc                                         815,752
                                                                        $920,110

PRINTING & PUBLISHING --- 0.6%
      3,830 Deluxe Corp                                                  134,050
      4,610 Dow Jones & Co Inc                                           207,450
     14,110 Gannett Co Inc                                               891,752
      3,870 Knight-Ridder Inc                                            217,688
     10,430 McGraw-Hill Cos Inc                                          548,409
      2,690 Meredith Corp                                                 88,770
      8,550 New York Times Co Class A                                    352,688
      6,240 RR Donnelley & Sons Co                                       159,120
     15,960 Tribune Co                                                   481,992
                                                                      $3,081,919

RAILROADS --- 0.4%
     20,950 Burlington Northern Santa Fe Corp                            562,927
     11,390 CSX Corp                                                     383,843
     20,530 Norfolk Southern Corp                                        343,878
     13,170 Union Pacific Corp                                           684,972
                                                                      $1,975,620

RESTAURANTS --- 0.6%
      6,340 Darden Restaurants Inc                                       203,007
     68,850 McDonald's Corp                                            1,794,920
     20,300 Starbucks Corp*                                              347,536
      7,877 Tricon Global Restaurants Inc*                               398,497
      6,140 Wendy's International Inc                                    161,482
                                                                      $2,905,442

RETAIL --- 6.5%
     21,557 Albertson's Inc                                              687,884
      5,940 AutoZone Inc*                                                347,668
     15,300 Bed Bath & Beyond Inc*                                       383,418
     11,100 Best Buy Co Inc*                                             609,390
      5,950 Big Lots Inc                                                  43,435
     21,010 CVS Corp                                                     502,139
     11,010 Circuit City Stores-Circuit City Group                       151,057
     23,950 Costco Wholesale Corp*                                       906,029
      4,590 Dillard's Inc Class A                                         59,441
     17,627 Dollar General Corp                                          251,890
      9,141 Family Dollar Stores Inc                                     263,809
     10,510 Federated Department Stores Inc*                             336,215
     45,580 Gap Inc                                                      595,731
    124,260 Home Depot Inc                                             4,750,460
     14,020 JC Penney Co Inc                                             304,514
     25,930 Kmart Corp*                                                  158,951
     17,770 Kohl's Corp*                                                 988,190
     43,200 Kroger Co*                                                 1,056,672
     22,746 Limited Inc                                                  253,618
     40,960 Lowe's Cos Inc                                             1,396,736
     15,945 May Department Stores Co                                     501,470
      7,230 Nordstrom Inc                                                101,943
     15,890 Office Depot Inc*                                            216,104
      9,920 RadioShack Corp                                              247,901
     26,900 Safeway Inc*                                               1,120,385
     17,510 Sears Roebuck & Co                                           678,863
     24,320 Staples Inc*                                                 354,586
     14,940 TJX Cos Inc                                                  504,972
     47,860 Target Corp                                                1,490,839
      7,800 Tiffany & Co                                                 182,442
     10,540 Toys R Us Inc*                                               200,260
    238,020 Wal-Mart Stores Inc                                       12,234,228
     54,220 Walgreen Co                                                1,755,644
      7,480 Winn-Dixie Stores Inc                                         82,729
                                                                     $33,719,613

SAVINGS & LOANS --- 0.4%
     11,639 Charter One Financial Inc                                    317,163
      8,430 Golden West Financial Corp                                   409,698
     46,729 Washington Mutual Inc                                      1,410,749
                                                                      $2,137,610

SHOES --- 0.1%
     14,420 NIKE Inc Class B                                             711,771
      3,040 Reebok International Ltd*                                     63,110
                                                                        $774,881

SPECIALIZED SERVICES --- 0.7%
     51,538 Cendant Corp*                                                667,932
      9,152 Convergys Corp*                                              257,171
      6,830 Ecolab Inc                                                   240,279
      9,720 H&R Block Inc                                                331,258
     15,710 IMS Health Inc                                               335,723
     20,060 Interpublic Group of Cos Inc                                 450,347
      2,160 National Service Industries Inc                               38,318
      9,770 Omnicom Group Inc                                            750,141
      9,400 Robert Half International Inc*                               193,922
      5,700 TMP Worldwide Inc*                                           170,145
                                                                      $3,435,236

TELEPHONE & TELECOMMUNICATIONS --- 5.0%
     16,670 ALLTEL Corp                                                  952,524
    183,736 AT&T Corp                                                  2,801,974
     99,770 BellSouth Corp                                             3,691,490
      7,590 CenturyTel Inc                                               239,844
     14,310 Citizens Communications Co*                                  127,216
     88,519 Qwest Communications International Inc                     1,146,321
    179,353 SBC Communications Inc                                     6,835,143
     47,250 Sprint Corp                                                  945,000
    144,058 Verizon Communications                                     7,175,529
    153,909 WorldCom Inc-WorldCom Group                                2,070,076
                                                                     $25,985,117

TEXTILES --- 0.1%
      2,770 Liz Claiborne Inc                                            126,035
      6,040 VF Corp                                                      200,649
                                                                        $326,684

TOBACCO --- 1.1%
    117,180 Philip Morris Cos Inc                                      5,484,024
      8,740 UST Inc                                                      293,751
                                                                      $5,777,775

TOYS --- 0.1%
      9,205 Hasbro Inc                                                   152,527
     22,920 Mattel Inc                                                   433,876
                                                                        $586,403

TRANSPORTATION --- 0.1%
     16,138 FedEx Corp*                                                  662,949
      3,180 Ryder System Inc                                              59,466
                                                                        $722,415

UTILITIES --- 0.9%
     17,300 Dynegy Inc Class A                                           621,070
     27,080 El Paso Corp                                               1,328,545
     39,770 Enron Corp                                                   552,803
      7,260 KeySpan Corp                                                 240,887
      6,070 Kinder Morgan Inc                                            301,254
      2,440 NICOR Inc                                                     94,892
     10,908 NiSource Inc                                                 259,065
      1,940 Peoples Energy Corp                                           74,283
     10,935 Sempra Energy                                                255,879
     27,376 Williams Cos Inc                                             790,345
                                                                      $4,519,023

TOTAL COMMON STOCK --- 98.8%                                        $512,530,830
(Cost $513,126,616)

SHORT-TERM INVESTMENTS

AGENCY --- 1.1%
  5,878,000 Fannie Mae                                                 5,878,000
                                                                      $5,878,000

U.S. GOVERNMENTS --- 0.1%
    500,000 United States of America (1)                                 498,258
                                                                        $498,258

TOTAL SHORT-TERM INVESTMENTS --- 1.2%                                 $6,376,258
(Cost $6,376,258)

TOTAL ORCHARD S&P 500 INDEX (R) FUND --- 100.0%                     $518,907,088
(Cost $519,502,874)


The Orchard Series Fund

Orchard Value Fund

COMMON STOCK

BANKS --- 15.2%
      1,860 Bank One Corp                                                 61,733
      1,225 Bank of America Corp                                          72,263
      1,325 Comerica Inc                                                  61,069
      1,675 FleetBoston Financial Corp                                    55,041
      1,750 JP Morgan Chase & Co                                          61,880
      2,300 US Bancorp                                                    40,894
                                                                        $352,880

CHEMICALS --- 5.9%
      1,805 Air Products & Chemicals Inc                                  72,272
      1,325 PPG Industries Inc                                            64,700
                                                                        $136,972

COMPUTER HARDWARE & SYSTEMS --- 2.7%
      2,755 Compaq Computer Corp                                          24,106
      2,295 Hewlett-Packard Co                                            38,625
                                                                         $62,731

COMPUTER SOFTWARE & SERVICES --- 8.8%
      2,275 Computer Associates International Inc                         70,343
      1,825 Computer Sciences Corp*                                       65,536
      1,050 Electronic Data Systems Corp                                  67,589
                                                                        $203,468

ELECTRIC COMPANIES --- 2.2%
        830 Dominion Resources Inc                                        50,730
                                                                         $50,730

ELECTRONIC INSTRUMENTS & EQUIP --- 4.6%
      1,040 Emerson Electric Co                                           50,981
      1,545 General Electric Co                                           56,253
                                                                        $107,234

FINANCIAL SERVICES --- 11.2%
      1,510 Citigroup Inc                                                 68,735
        670 Fannie Mae (nonvtg)                                           54,243
      1,085 Freddie Mac                                                   73,584
      1,290 Morgan Stanley Dean Witter & Co                               63,107
                                                                        $259,669

HOUSEHOLD GOODS --- 2.3%
        945 Kimberly-Clark Corp                                           52,457
                                                                         $52,457

INSURANCE RELATED --- 9.7%
      1,930 Allstate Corp                                                 60,563
        570 CIGNA Corp                                                    41,553
      1,060 Hartford Financial Services Group Inc                         57,240
        675 Marsh & McLennan Cos Inc                                      65,306
                                                                        $224,662

INVESTMENT BANK/BROKERAGE FIRM --- 2.3%
        860 Lehman Brothers Holdings Inc                                  53,716
                                                                         $53,716

MANUFACTURING --- 2.7%
      1,255 Tyco International Ltd                                        61,671
                                                                         $61,671

MISCELLANEOUS --- 2.6%
        570 Minnesota Mining & Mftg Co                                    59,497
                                                                         $59,497

OIL & GAS --- 7.3%
      1,745 Baker Hughes Inc                                              62,523
      1,055 Schlumberger Ltd                                              51,083
      1,866 Transocean Sedco Forex Inc                                    56,260
                                                                        $169,866

PHARMACEUTICALS --- 2.5%
        895 Merck & Co Inc                                                57,110
                                                                         $57,110

RAILROADS --- 2.9%
      1,275 Union Pacific Corp                                            66,313
                                                                         $66,313

RESTAURANTS --- 2.5%
      2,255 McDonald's Corp                                               58,788
                                                                         $58,788

RETAIL --- 3.1%
      2,160 TJX Cos Inc                                                   73,008
                                                                         $73,008

SAVINGS & LOANS --- 1.4%
      1,085 Washington Mutual Inc                                         32,756
                                                                         $32,756

SHOES --- 3.1%
      1,465 NIKE Inc Class B                                              72,312
                                                                         $72,312

TELEPHONE & TELECOMMUNICATIONS --- 7.0%
      1,720 BellSouth Corp                                                63,640
      1,220 SBC Communications Inc                                        46,494
      3,895 WorldCom Inc-WorldCom Group                                   52,388
                                                                        $162,522

TOTAL COMMON STOCK --- 100.0%                                         $2,318,362
(Cost $2,556,439)

TOTAL ORCHARD VALUE FUND --- 100.0%                                   $2,318,362
(Cost $2,556,439)

Orchard Series Fund, Inc. Special Meeting of Shareholders (UNAUDITED)


A Special Meeting of Shareholders was held on March 30, 2001 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

1. Approval of a change of the sub-classification from diversified to non-diversified for the following portfolios: Orchard S&P 500(R) Index, Orchard Nasdaq-100(R) Index, Orchard DJIASM Index and Orchard Index 600 Funds. The votes cast in this matter were:

                                For               59,473,986.79
                                Against               23,670.76

2. Approval of the adoption of a new sub-advisory agreement appointing Barclays Global Fund Advisors as Sub-advisor for the following portfolios: Orchard S&P 500(R) Index, Orchard Nasdaq-100(R) Index, Orchard DJIASM Index and Orchard Index 600 Funds. The votes cast in this matter were:

                                For               59,480,250.37
                                Against               17,483.20

3. Approval of a change in the fundamental investment limitation concerning industry concentration for the following portfolios: Orchard S&P 500(R) Index, Orchard Nasdaq-100(R) Index, Orchard DJIASM Index and Orchard Index 600 Funds. The number of votes cast in this matter were:

                                For               59,477,718.39
                                Against               18,747.80